As filed with the Securities and Exchange Commission on February 26, 1998
                                                      Registration No. 333-23171


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                         POST-EFFECTIVE AMENDMENT NO. 1

                                       TO
                                    FORM S-6

                                ---------------

                    FOR REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8 B-2

                                ---------------

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                              (EXACT NAME OF TRUST)
                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                                ---------------

                                ONE AMERICAN ROW
                           HARTFORD, CONNECTICUT 06115
          (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                             DONA D. YOUNG, ESQUIRE
                  EXECUTIVE VICE PRESIDENT AND GENERAL COUNSEL
                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                                ONE AMERICAN ROW
                           HARTFORD, CONNECTICUT 06115
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

                                ---------------

                                   COPIES TO:

      MICHAEL BERENSON, ESQ.                       EDWIN L. KERR, ESQ.
JORDEN BURT BERENSON & JOHNSON LLP                      COUNSEL
  1025 THOMAS JEFFERSON ST. N.W.      PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
          SUITE 400 EAST                           ONE AMERICAN ROW
    WASHINGTON, D.C. 20007-0805               HARTFORD, CONNECTICUT 06115

                                ---------------


            It is proposed that this filing will become effective:
            [ ] immediately upon filing pursuant to paragraph (b);
            [ ] on             pursuant to paragraph (b);
            |X| 60 days after filing pursuant to paragraph (a)(1); or
            [ ] on             pursuant to paragraph (a)(1) of Rule 485.
            [ ] this Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.


                                ---------------

================================================================================

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                      CAPTION IN PROSPECTUS
-----------                      ---------------------

       1            The VUL Account
       2            Phoenix Home Life Mutual Insurance Company
       3            Not Applicable
       4            Sales of Policies
       5            The VUL Account
       6            The VUL Account
       7            Not Applicable
       8            Not Applicable
       9            Legal Proceedings
      10            The Policy
      11            Investments of the VUL Account
      12            Investments of the VUL Account
      13            Charges and Deductions; Investments of the VUL Account
      14            Flexible Premiums; Allocation of Premium and Policy Value;
                    Right to Cancel Period
      15            Allocation of Premium and Policy Value; Transfer of
                    Policy Value
      16            Investments of the VUL Account
      17            Surrenders
      18            Allocation of Premium and Policy Value; Transfer of Policy
                    Value; Reinvestment and Redemption
      19            Voting Rights; Reports
      20            Not Applicable
      21            Policy Loans
      22            Not Applicable
      23            Safekeeping of the VUL Account's Assets
      24            Not Applicable
      25            Phoenix Home Life Mutual Insurance Company
      26            Charges and Other Deductions; Investments of the VUL Account
      27            Phoenix Home Life Mutual Insurance Company
      28            Phoenix Home Life Mutual Insurance Company; The Directors
                    and Executive Officers of Phoenix Home Life Mutual
                    Insurance Company
      29            Not Applicable
      30            Not Applicable
      31            Not Applicable
      32            Not Applicable
      33            Not Applicable
      34            Not Applicable
      35            Phoenix Home Life Mutual Insurance Company
      36            Not Applicable
      37            Not Applicable
      38            Sales of Policies
      39            Sales of Policies
      40            Not Applicable
      41            Sales of Policies
      42            Not Applicable
      43            Not Applicable
      44            Determination of Subaccount Values
      45            Not Applicable
      46            Determination of Subaccount Values
      47            Allocation of Premium and Policy Value; Determination of
                    Subaccount Values
      48            Not Applicable

N-8B-2 ITEM                      CAPTION IN PROSPECTUS
-----------                      ---------------------

      49            Not Applicable
      50            Not Applicable
      51            Phoenix Home Life Mutual Insurance Company; The Policy;
                    Charges and Deductions
      52            Investments of the VUL Account
      53            Federal Tax Considerations
      54            Not Applicable
      55            Not Applicable
      56            Not Applicable
      57            Not Applicable
      58            Not Applicable
      59            Not Applicable

THESE POLICIES MAY NOT YET BE AVAILABLE IN YOUR STATE. FOR INFORMATION, CALL VARIABLE PRODUCTS OPERATIONS AT (800) 447-4312.

                    IMPORTANT NOTICE TO CALIFORNIA RESIDENTS

The following funds as described in this prospectus are not yet available to California residents and are pending California state approval:

     o       Engemann Nifty Fifty ("Nifty Fifty")
     o       Seneca Mid-Cap Growth ("Seneca Mid-Cap")
     o       Phoenix Growth and Income ("Growth & Income")
     o       Phoenix Value Equity ("Value")
     o       Schafer Mid-Cap Value ("Schafer Mid-Cap")

We will notify California residents when these funds become available upon approval by the State.

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY

HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                         MAIL OPERATIONS (VPMO):
Hartford, CT 06115                                                   PO Box 8027
                                                           Boston, MA 02266-8027

                         VARIABLE LIFE INSURANCE POLICY

                                   PROSPECTUS


                                   May 1, 1998



    This Prospectus describes a last survivor flexible premium variable life insurance policy (the "Policy" or "Policies"), offered by Phoenix Home Life Mutual Insurance Company ("Phoenix"). The Policy provides lifetime insurance protection on the lives of two Insureds, with a death benefit payable when the last surviving insured person dies. You may select either a fixed benefit equal to the Face Amount of the Policy or a variable benefit which is equal to the Face Amount plus the Policy Value. Within limits, you may reduce the Face Amount and change the death benefit option. The Policy also may provide a Cash Surrender Value if the Policy is surrendered during the lifetime of either Insured.

    You decide the amount and timing of premiums within limits. There are no required premiums other than the Issue Premium. You may allocate premium payments and Policy Value to the Guaranteed Interest Account ("GIA") and or one or more of the Subaccounts of the Phoenix Home Life Variable Universal Life Account (the "VUL Account"). The assets of the Subaccounts are used to purchase, at Net Asset Value, shares of a designated underlying mutual fund (collectively, the "Funds") in the following series of underlying VUL Account Fund options:



FUNDS                                                                               ADVISERS
====================================================================================================================================
THE PHOENIX EDGE SERIES FUND
o   Money Market Series                   o   Strategic Theme Series               o   Phoenix Investment Counsel, Inc.
o   Growth Series                         o   Research Enhanced Index Series       o   Phoenix Investment Counsel, Inc.
o   Multi-Sector Fixed Income Series      o   Engemann Nifty Fifty Series          o   Phoenix Investment Counsel, Inc.
o   Strategic Allocation Series           o   Seneca Mid-Cap Growth Series         o   Phoenix Investment Counsel, Inc.
o   International Series                  o   Phoenix Growth and Income Series     o   Phoenix Investment Counsel, Inc.
o   Balanced Series                       o   Phoenix Value Equity Series          o   Phoenix Investment Counsel, Inc.
o   Schafer Mid-Cap Value Series                                                   o   Phoenix Investment Counsel, Inc.
o   Real Estate Securities Series                                                  o   Duff & Phelps Investment Management Co.
o   Aberdeen New Asia Series                                                       o   Phoenix-Aberdeen International Advisors, LLC
WANGER ADVISORS TRUST
o   U.S. Small Cap Series                                                          o   Wanger Asset Management, L.P.
o   International Small Cap Series                                                 o   Wanger Asset Management, L.P.

====================================================================================================================================


    The Policy Value allocated to the VUL Account is not guaranteed and will vary with the investment performance of the underlying Fund. The Policy Value allocated to the GIA will accumulate at rates we determine. The guaranteed rate credited to the Policy Value in the GIA will, in no event, be less than 4%. The Policy will remain in effect so long as the Policy Value or Cash Surrender Value is sufficient to pay certain monthly charges imposed in connection with the Policy.

    The Policy has a free look period during which you may return the Policy if you are not satisfied for any reason. (See "Right to Cancel Period.")

    Ask your registered representative if replacing your existing insurance or supplementing an existing life insurance policy with this Policy is to your advantage.

    This Prospectus is valid only if accompanied by or preceded by current prospectuses for the Funds. This Prospectus and the prospectuses for the Funds should be read and retained for future reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Heading                                                    Page
---------------------------------------------------------------

VARIABLE LIFE INSURANCE POLICY ...........................    1
TABLE OF CONTENTS ........................................    2
SPECIAL TERMS ............................................    3
SUMMARY...................................................    4
PERFORMANCE HISTORY.......................................    5
PHOENIX AND THE VUL ACCOUNT ..............................    6
   Phoenix ...............................................    6
   The VUL Account .......................................    7
   The GIA................................................    7
THE POLICY ...............................................    7
   Introduction ..........................................    7
   Eligible Purchasers ...................................    7
   Flexible Premiums .....................................    7
   Allocation of Premium and Policy Value ................    8
   Right to Cancel Period ................................    8
   Temporary Insurance Coverage ..........................    8
   Transfer of Policy Value ..............................    8
   Determination of Subaccount Values ....................    9
   Death Benefit .........................................   10
   Surrenders ............................................   10
   Policy Loans ..........................................   11
   Lapse .................................................   11
   Additional Insurance Options ..........................   12
   Additional Rider Benefits .............................   12
INVESTMENTS OF THE VUL ACCOUNT ...........................   12
   Participating Mutual Funds ............................   12
   Investment Advisers to The Phoenix Edge Series Fund....   13
   Investment Adviser to the Wanger Advisors Trust........   14
   Services of the Advisers...............................   14
   Reinvestment and Redemption ...........................   14
   Substitution of Investments ...........................   14
CHARGES AND DEDUCTIONS ...................................   14
   Premium Sales Charge...................................   14
   Monthly Deduction .....................................   15
   Premium Taxes .........................................   15
   Federal Tax Charge.....................................   15
   Mortality and Expense Risk Charge .....................   15
   Investment Management Charge ..........................   16
   Other Charges .........................................   16
GENERAL PROVISIONS .......................................   17
   Postponement of Payments ..............................   17
   The Contract ..........................................   17
   Suicide ...............................................   17
   Incontestability ......................................   17
   Change of Owner or Beneficiary ........................   17
   Assignment ............................................   17
   Misstatement of Age or Sex ............................   17
   Surplus ...............................................   17
PAYMENT OF PROCEEDS ......................................   17
   Surrender and Death Benefit Proceeds ..................   17
   Payment Options .......................................   17
FEDERAL TAX CONSIDERATIONS ...............................   18
   Introduction ..........................................   18
   Phoenix's Tax Status ..................................   18
   Policy Benefits .......................................   18
   Business-Owned Policies................................   19
   Modified Endowment Contracts ..........................   19
   Limitations on Unreasonable Mortality
      and Expense Charges ................................   20
   Qualified Plans .......................................   20
   Diversification Standards .............................   20
   Change of Ownership or Insured or Assignment ..........   20
   Other Taxes ...........................................   20
VOTING RIGHTS ............................................   20
   The Funds .............................................   20
   Phoenix ...............................................   21
THE DIRECTORS AND EXECUTIVE OFFICERS OF PHOENIX ..........   21
SAFEKEEPING OF THE VUL ACCOUNT'S ASSETS ..................   22
SALES OF POLICIES ........................................   22
STATE REGULATION .........................................   22
REPORTS ..................................................   22
LEGAL PROCEEDINGS ........................................   22
LEGAL MATTERS ............................................   23
REGISTRATION STATEMENT ...................................   23
FINANCIAL STATEMENTS .....................................   23
APPENDIX A ...............................................   26
APPENDIX B ...............................................   27


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

SPECIAL TERMS
--------------------------------------------------------------------------------
    As used in this Prospectus, the following terms have the indicated meanings:

ATTAINED AGE: The age of the Insured on the birthday nearest the most recent Policy Anniversary.

BENEFICIARY: The person or persons specified by the Policyowner as entitled to receive the death benefits under a Policy.

CASH SURRENDER VALUE: The Policy Value less any surrender charge that would apply on the date of surrender and less any Debt.

DEATH BENEFIT GUARANTEE: An additional benefit rider available with the Policy that guarantees a death benefit equal to the initial Face Amount or the Face Amount as later increased or decreased, provided that Minimum Required Premiums are paid. See "Additional Rider Benefits."

DEBT: Outstanding loans against a Policy, plus accrued interest on any outstanding loans.

FACE AMOUNT: The initial amount of insurance coverage.

FUND(S): The Phoenix Edge Series Fund and Wanger Advisors Trust.

GENERAL ACCOUNT: The general asset account of Phoenix.

GIA (GUARANTEED INTEREST ACCOUNT): An allocation option under which amounts deposited are guaranteed to earn a fixed rate of interest. Excess interest also may be credited, in the sole discretion of Phoenix.

IN FORCE: Conditions under which the coverage under a Policy is in effect and the Insureds' lives remain insured.

INSUREDS: The two persons on whose lives the Policy is issued.

ISSUE PREMIUM: The premium payment made in connection with the issue of the Policy.

MINIMUM REQUIRED PREMIUM: The required premium as specified in the Policy. An increase or decrease in the Face Amount of the Policy will change the Minimum Required Premium amount.

MONTHLY CALCULATION DAY: The first Monthly Calculation Day is the same day as the Policy Date. Subsequent Monthly Calculation Days are the same day of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the Monthly Calculation Day.

NET ASSET VALUE: The worth of one share of a Series of a Fund at the end of a valuation period. Net Asset Value is computed by adding the value of all a Series' holdings plus other assets, minus liabilities and then dividing the result by the number of shares outstanding.

OWNER (POLICYOWNER, YOU, YOUR): The person(s) who purchase(s) a Policy.

PAYMENT DATE: The Valuation Date on which a premium payment or loan repayment is received at Phoenix, unless it is received after the close of the New York Stock Exchange ("NYSE"), in which case it will be the next Valuation Date.

PLANNED ANNUAL PREMIUM: The premium amount that the Policyowner agrees to pay each Policy Year. It must be at least equal to the minimum premium required for the Face Amount of insurance selected and must be no greater than the maximum premium allowed for the Face Amount selected.

POLICY ANNIVERSARY: Each anniversary of the Policy Date.

POLICY DATE: The Policy Date as shown on the Schedule Page of the Policy. It is the date from which Policy Years and Policy Anniversaries are measured.

POLICY MONTH: The period from one Monthly Calculation Day up to, but not including, the next Monthly Calculation Day.

POLICY VALUE: The sum of a Policy's share in the values of each Subaccount of the VUL Account plus the Policy's share in the values of the GIA.

POLICY YEAR: The first Policy Year is the one-year period from the Policy Date up to, but not including, the first Policy Anniversary. Each succeeding Policy Year is the one-year period from the Policy Anniversary up to, but not including, the next Policy Anniversary.

PROPORTIONATE (PRO RATA): Amounts allocated to Subaccounts on a pro rata basis are allocated by increasing (or decreasing) a Policy's share in the value of the affected Subaccounts and GIA so that such shares maintain the same ratio to each other before and after the allocation.

SERIES: A separate investment portfolio of the Fund.

SUBACCOUNTS: Accounts within the VUL Account to which non-loaned assets under a Policy are allocated.

UNIT: A standard of measurement used in determining the value of a Policy. The value of a Unit for each Subaccount will reflect the investment performance of that Subaccount and will vary in dollar amount.

VALUATION DATE: For any Subaccount, each date on which the net asset value of the Fund is determined.

VALUATION PERIOD: For any Subaccount, the period in days from the end of one Valuation Date through the next.

VPMO: The Phoenix Variable Products Mail Operations division that receives and processes incoming mail for Variable Products Operations.

VPO:  Variable Products Operations.

VUL ACCOUNT (ACCOUNT): Phoenix Home Life Variable Universal Life Account.

WE (OUR, US, COMPANY, PHOENIX): Phoenix Home Life Mutual Insurance Company, Hartford, Connecticut.

SUMMARY
--------------------------------------------------------------------------------

    The following summary of Prospectus information of the Policy should be read in conjunction with the detailed information appearing elsewhere in this Prospectus. (See "Table of Contents" and "Special Terms.")


INVESTMENT FEATURES
    FLEXIBLE PREMIUMS
    You select a payment plan but are not required to pay premiums according to the plan. You can vary the amount and frequency of your premium payments, within limits. Other than the Issue Premium, there are no scheduled or required premium payments. (However, under certain conditions, additional premiums may be required to keep a Policy In Force.) See "Flexible Premiums."

    ALLOCATION OF PREMIUMS AND POLICY VALUE
    After certain charges are deducted from your premium payment, the balance will be invested in one or more of the Subaccounts of the VUL Account and/or the GIA. The assets of the Subaccounts are used to purchase, at Net Asset Value, shares of a designated Fund. You also may change your allocation to the various investment options by changing your allocation percentages or by making transfers among the Subaccounts of the VUL Account and the GIA.


    IN GENERAL, YOU CAN MAKE ONLY ONE TRANSFER PER YEAR FROM THE GIA. THE AMOUNT THAT CAN BE TRANSFERRED OUT IS LIMITED TO THE GREATER OF $1,000 OR 25% OF THE POLICY VALUE IN THE GIA AS OF THE DATE OF THE TRANSFER. IF YOU ELECT THE SYSTEMATIC TRANSFER PROGRAM, APPROXIMATELY EQUAL AMOUNTS MAY BE TRANSFERRED OUT OF THE GIA. ALSO, THE TOTAL POLICY VALUE ALLOCATED TO THE GIA MAY BE TRANSFERRED OUT OF THE GIA TO ONE OR MORE OF THE SUBACCOUNTS OF THE VUL ACCOUNT OVER A CONSECUTIVE FOUR-YEAR PERIOD ACCORDING TO THE FOLLOWING SCHEDULE:


          YEAR ONE: 25%         YEAR TWO: 33.3%

          YEAR THREE: 50%       YEAR FOUR: 100%

    Transfers into the GIA and among the Subaccounts of the VUL Account may be made at any time. Transfers from the GIA are subject to the rules discussed in "Appendix A" and under "Transfer of Policy Value."

    The Policy Value allocated to the VUL Account is not guaranteed and will vary with the investment performance of the underlying Fund. The Policy Value allocated to the GIA will depend on deductions taken from the GIA and accumulate at rates we determine (4% minimum).

    REDEMPTIONS
    o Generally, loans may be taken against 90% of the Policy's Cash Surrender Value subject to certain conditions, at a net interest rate of 2%, declining to 1% after the first 10 Policy Years and .50% after Policy Year
      15. Loan interest accrues daily at a rate determined annually and is payable in arrears. See "Policy Loans."

    o Partial surrenders may be taken at any time, provided there is sufficient Cash Surrender Value remaining. An administrative transaction charge of the lesser of $25 or 2% of the partial surrender amount will apply.

    o You may fully surrender this Policy at any time for its Cash Surrender Value (Policy Value less any applicable surrender charge and any loan and accrued interest). See "Surrenders."

INSURANCE PROTECTION FEATURES
    DEATH BENEFITS
    o Both a fixed and variable benefit is available under the Policy. The fixed benefit is equal to the Policy's Face Amount (Option A), and the variable benefit equals the Face Amount plus the Policy Value (Option B).

    o After the first year, you may reduce the Face Amount, within limits. Generally, the minimum Face Amount is $250,000.

    o The death benefit is payable when the last surviving insured person dies while the Policy is in effect. See "Death Benefit."


    DEATH BENEFIT GUARANTEE
    You may elect a guaranteed death benefit. The amount of the guaranteed death benefit is equal to the initial Face Amount provided that certain minimum payments are paid. The Death Benefit Guarantee may not be available in some jurisdictions. You should check with your registered representative to determine if the minimum guaranteed death benefit is available in your state.

    DEATH BENEFIT AT ENDOWMENT
    After age 100 of the younger Insured, the death benefit equals the Policy Value, and no further monthly deductions will be made. This allows you to keep the Policy In Force until the second death (if desired).


    ADDITIONAL BENEFITS
    The following additional benefits are available by rider: Disability Benefit, Four Year Survivorship Term, Conditional Exchange Option and Policy Split Option. Rider availability is subject to state approval.

DEDUCTIONS AND CHARGES
    FROM PREMIUM PAYMENTS
    o A 2.25% charge will be imposed on premiums for state premium taxes and 1.50% assessed against premiums for federal taxes. See "Premium Taxes."


    o Premium sales charge in the first Policy Year is equal to 20% of premiums paid up to one target annual premium ("TAP") and 5% of premiums paid in excess of the TAP. The premium sales charge in Policy Years 2 through 10 is equal to 5% of premiums, declining to 0% after the 10th Policy Year. See "Deductions and Charges" for a detailed discussion, including an explanation of TAP.


    FROM POLICY VALUE
    o An issue expense charge of $600 is assessed in the first Policy Year only, payable in monthly installments of $50.

    o In Policy Years 1 through 10 only, a monthly administrative charge of $20 per month for policies with Face Amounts of less than or equal to $400,000; $0.50 per $1,000 for Face Amounts of $400,001 up to $1,600,000
      and $80 per month for Face Amounts greater than $1,600,000.

    o A monthly cost of insurance charge will be assessed and, where applicable, a monthly charge for any additional rider benefits.

    o A transaction charge may be imposed for partial withdrawals and certain transfers.


    o A surrender charge will apply if the Policy is surrendered within the first 10 Policy Years. See "Surrender Charge."

    o After the first 10 Policy Years there will be a monthly guaranteed minimum death benefit charge equal to $0.01 per $1,000 of Face Amount for Policies issued with a Guaranteed Death Benefit Rider.


    FROM THE VUL ACCOUNT
    A charge for certain mortality and expense risks of .80% annually for Policy Years 1 through 15 declining to .25% in Policy Year 16 and thereafter.

    FROM THE FUND
    The assets of the VUL Account are used to purchase, at Net Asset Value, shares of a designated underlying Fund. This Net Asset Value reflects investment management fees and other direct expenses. See "Investment Management Charge."

VARIATIONS
    Phoenix is subject to laws and regulations in every state in which the Policy is sold. As a result, the terms of the Policy may vary from state to state.

ADDITIONAL INFORMATION
    CANCELLATION RIGHT
    You have the right to examine the Policy. If you are not satisfied with it, you may cancel the Policy within 10 days (or longer in some states), after you receive the Policy, or 10 days after we mail or deliver a written notice telling you about your right to cancel or within 45 days of completing the application, whichever is latest. See "Right to Cancel Period."

    LAPSE
    The Policy will remain in effect so long as the Policy Value or Cash Surrender Value is sufficient to pay certain monthly charges imposed in connection with the Policy. You will be notified of an impending lapse situation and be given the opportunity to maintain the Policy In Force by paying the amount specified in the notice.

    TAX EFFECTS
    Generally, under current federal income tax law, death benefits are not subject to income tax and Policy Value earnings are not subject to income tax until there is a distribution from the Policy. Loans, partial surrenders or Policy termination may result in recognition of income for tax purposes.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the VUL Account may include the performance history of any or all Subaccounts in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE. THEY DO NOT ILLUSTRATE HOW ACTUAL PERFORMANCE WILL AFFECT THE BENEFITS UNDER A POLICY BECAUSE THEY DO NOT REFLECT COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES, IF APPLICABLE. FOR THIS INFORMATION SEE APPENDIX B "ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUES AND CASH SURRENDER VALUES." Performance information may be expressed as yield and effective yield of the Money Market Subaccount, as yield of the Multi-Sector Subaccount and as total return of any Subaccount. Current yield for the Money Market Subaccount will be based on the income earned by the Subaccount over a given seven-day period (less a hypothetical charge reflecting deductions for expenses taken during the period) and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated in terms of an annual percentage return on the investment. Effective yield is calculated similarly but reflects the compounding effect of earnings on reinvested dividends. Yield and effective yield reflect the recurring charges on the VUL Account level including the monthly administrative charge.

    Yield calculations of the Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical participant's account having a balance of exactly one Unit at the beginning of a seven-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this seven-day period will be the change in the value of the hypothetical participant's account's original Unit. The following is an example of this yield calculation for the Money Market Subaccount based on a seven-day period ending December 31, 1997.

 Example:

 Assumptions:

Value of hypothetical pre-existing account with
  exactly one unit at the beginning of the period:..
Value of the same account (excluding capital
  changes) at the end of the seven-day period:......
Calculation:
  Ending account value .............................
  Less beginning account value .....................
  Net change in account value ......................
Base period return:
  (adjusted change/beginning account value) ........
Current yield = return x (365/7) = .................
Effective yield = [(1 + return)365/7] B 1 = ........

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the VUL Account level.

    For the Multi-Sector Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per unit on the last day of the period.

    When a Subaccount advertises its total return, it usually will be calculated for one year, five years, and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $10,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of applicable Policy charges except for the cost of insurance, premium tax charges, premium sales charges and any surrender charges.

    For those Subaccounts within the VUL Account that have not been available for one of the quoted periods, the standardized average annual total return quotations will show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

    Below are quotations of average annual total return of Series of The Phoenix Edge Series Fund. POLICY CHARGES (INCLUDING COST OF INSURANCE, PREMIUM TAX CHARGES, PREMIUM SALES CHARGES AND SURRENDER CHARGES) ARE NOT REFLECTED.

                           AVERAGE ANNUAL TOTAL RETURN
                          FOR THE PERIOD ENDED 12/31/97
                          -----------------------------

                 COMMENCEMENT                             LIFE OF
SERIES               DATE      1 YEAR  5 YEARS  10 YEARS   FUND
------               ----      ------  -------  --------   ----
Multi-Sector....    1/1/83
Balanced........    5/1/92
Allocation......   9/17/84
Growth..........    1/1/83
International...    5/1/90    [to be filed by amendment]
Money Market....   10/10/82
Real Estate.....    5/1/95
Theme...........   1/29/96
Asia............   9/17/96
U.S. Small Cap..    5/1/95
Int'l. Small Cap    5/1/95


                              ANNUAL TOTAL RETURN*
                              --------------------

            MULTI-                  ALLO-              INTER-      MONEY
YEAR        SECTOR       BALANCED   CATION    GROWTH   NATIONAL    MARKET
----        ------       --------   ------    ------   --------    ------
1983....     5.16%         N/A        N/A     31.84%       N/A     7.51%
1984....    10.45%         N/A      (1.31%)    9.79%       N/A     9.34%
1985....    19.65%         N/A      26.33%    33.85%       N/A     7.17%
1986....    18.34%         N/A      14.77%    19.51%       N/A     5.66%
1987....     0.28%         N/A      11.66%     6.08%       N/A     5.67%
1988....     9.61%         N/A       1.53%     3.09%       N/A     6.60%
1989....     6.92%         N/A      18.53%    34.53%       N/A     8.03%
1990....     4.54%         N/A       5.15%     3.32%     (8.59%)   7.51%
1991....    18.66%         N/A      28.27%    41.60%     18.79%    5.14%
1992....     9.23%        9.06%      9.79%     9.41%    (13.52%)   2.75%
1993....    14.99%        7.75%     10.12%    18.75%     37.33%    2.06%
1994....    (6.21%)      (3.61%)    (2.19%)    0.66%     (0.73%)   3.01%
1995....    22.56%       22.37%     17.27%    29.85%      8.72%    4.86%
1996....    11.52%        9.68%      8.18%    11.69%     17.71%    4.19%
1997....


           REAL                            U.S.        INT'L.
YEAR      ESTATE     THEME     ASIA      SMALL CAP    SMALL CAP
----      ------     -----     ----      ---------    ---------
1995....   17.19%     N/A       N/A       16.01%       33.96%
1996....   32.06%    9.55%    (0.06%)     45.64%       31.15%
1997....

       *Sales Charges have not been deducted from the Annual Total Return.

    Advertisements, sales literature and other communications may contain information about any Series' or Adviser's current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately, as a return figure, the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average, First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

    The VUL Account may, from time to time, include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of Subaccounts having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, the Funds may compare a Series performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Investor's Daily, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's, The Outlook and Personal Investor. The Funds may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return also may be used to compare the performance of a Series against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the S&P 500, Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumers Price Index, Shearson Lehman Corporate Index and Shearson Lehman T-Bond Index. The S&P 500 is a commonly quoted market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 common stocks relative to the base period 1940-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over the counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 70-80% of the market value of all issues traded on the NYSE.

    The Funds' Annual Reports, available upon request and without charge, contain a discussion of the performance of the Funds and a comparison of that performance to a securities market index.


PHOENIX AND THE VUL ACCOUNT
--------------------------------------------------------------------------------
PHOENIX
    Phoenix is a mutual life insurance company originally chartered in Connecticut in 1851. It was redomiciled to New York in 1992. Its executive office is located at One American Row, Hartford, Connecticut 06115, and its main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Its New York principal office is located at 10 Krey Boulevard, Rensselaer, New York 12144. Phoenix is the nation's 13th largest mutual life insurance company and has admitted assets of approximately $13.2 billion. Phoenix sells insurance policies and annuity contracts through its own field force of full time agents and through brokers. Its operations are conducted in all 50 states, the District of Columbia, Canada and Puerto Rico.

THE VUL ACCOUNT

    The VUL Account is a separate account of Phoenix formed on June 17, 1985 and governed under the laws of New York. It is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"), as amended, and it meets the definition of a "separate account" under the 1940 Act. Such registration does not involve supervision of the management of the VUL Account or Phoenix by the SEC.


    The VUL Account is divided into Subaccounts, each of which is available for allocation of Policy Value. If in the future Phoenix determines that marketing needs and investment conditions warrant, Phoenix may establish additional Subaccounts, which will be made available to existing Policyowners to the extent and on a basis determined by Phoenix. Each Subaccount will invest solely in shares of a corresponding series of a mutual fund, each Series having the specified investment objective set forth under "Investments of the VUL Account--Participating Mutual Funds."

    Phoenix does not guarantee the investment performance of the VUL Account or any of its Subaccounts. The Policy Value allocated to the VUL Account depends on the investment performance of the chosen Fund. Thus, the Policyowner bears the full investment risk for all monies invested in the VUL Account.


    The VUL Account is administered and accounted for as part of the general business of Phoenix, but the income, gains or losses of the VUL Account are credited to or charged against the assets held in the VUL Account, without regard to other income, gains or losses of any other business Phoenix may conduct. Under New York law, the assets of the VUL Account are not chargeable with liabilities arising out of any other business Phoenix may conduct. Nevertheless, all obligations arising under the Policy are general corporate obligations of Phoenix.


THE GIA
    The GIA is not part of the VUL Account. It is accounted for as part of the General Account. Phoenix reserves the right to limit cumulative deposits, including transfers, to the unloaned portion of the GIA to no more than $250,000 during any one-week period. Phoenix will credit interest daily on the amounts allocated under the Policy to the GIA. The credited rate will be uniform by class. The loaned portion of the GIA will be credited interest at an effective annual fixed rate of 2% (4% in New York). Interest on the unloaned portion of the GIA will be credited at an effective annual rate of not less than 4%.

    Bi-weekly, Phoenix sets the interest rate that will apply to any net premium or transferred amounts deposited to the unloaned portion of the GIA. That rate will remain in effect for such deposits for an initial guarantee period of one full year from the date of deposit. Upon expiration of the initial one-year guarantee period (and each subsequent one-year guarantee period thereafter), the rate to be applied to any deposits whose guarantee period has just ended shall be the same rate as is applied to new deposits allocated to the GIA at the time that the guarantee period expired. This rate will likewise remain in effect for a guarantee period of one full year from the date the new rate is applied.


    In general, you can make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the Policy Value in the GIA as of the date of the transfer. If you elect the Systematic Transfer Program, approximately equal amounts may be transferred out of the GIA. Also, the total Policy Value allocated to the GIA may be transferred out of the GIA to one or more of the Subaccounts of the VUL Account over a consecutive four-year period according to the following schedule:


          Year One: 25%          Year Two: 33.3%

          Year Three: 50%        Year Four: 100%


    Transfers into the GIA and among the Subaccounts of the VUL Account may be made at any time. Transfers from the GIA are subject to the rules discussed in "Appendix A" and "Transfer of Policy Value."


THE POLICY
--------------------------------------------------------------------------------
INTRODUCTION
    The Policy is a flexible premium variable life insurance policy issued on the lives of two Insureds. The Policy has a death benefit, Cash Surrender Value and loan privilege such as is associated with a traditional fixed benefit whole life policy. The Policy differs from a fixed benefit whole life policy, however, because the Policyowner specifies into which of several Subaccounts of the VUL Account or the GIA net premium is to be allocated. Each Subaccount of the VUL Account, in turn, invests its assets exclusively in a Series of the Funds. The Policy Value varies according to the investment performance of the Series to which Policy Value has been allocated.

ELIGIBLE PURCHASERS

    Any person between the ages of 18 and 85 is eligible to be insured under a newly purchased Policy after providing acceptable evidence of insurability. You can purchase a Policy to insure the lives of two other individuals, provided that you have an insurable interest in their lives, and the Insureds' consents. Such a Policy could be purchased on the lives of spouses, family members, business partners or other related groups.


FLEXIBLE PREMIUMS

    The Issue Premium required depends on a number of factors, such as the ages, sexes and rate class of the proposed Insureds, the desired Face Amount, any supplemental benefits and the planned premiums you propose to make. The minimum Issue Premium generally must be at least 1/6 of the Planned Annual Premium. Both Insureds must be alive when the Issue Premium is paid, and it is due on the Policy Date. After the Issue Premium is paid, although premiums are flexible, the amount and frequency of Planned Annual Premiums are as shown on the Schedule Page of the Policy. You determine the Planned Annual Premium (within limits set by us) when you apply for the Policy. The Issue Premium should be paid to your registered representative for forwarding to our Underwriting Department. Additional payments should be sent to VPMO.


    Any premium payments will be reduced by a 2.25% charge for state premium tax and also reduced by a federal tax charge of 1.50%. The Issue Premium also will be reduced by the issue expense charge on a pro rata basis in equal monthly installments over a 12-month period. Any unpaid balance of the issue expense charge will be paid to Phoenix upon Policy Lapse or termination.


    Premium payments received during a grace period also will be reduced by the amount needed to cover any monthly deductions during the grace period. The remainder will be applied on the Payment Date to the various Subaccounts of the VUL Account or to the GIA, based on the premium allocation schedule elected in the application for the Policy or as later changed. See "Non-Systematic Transfers and Changes in Payment Allocations."

    The number of units credited to a Subaccount of the VUL Account will be determined by dividing the portion of the net premium applied to that Subaccount by the unit value of the Subaccount on the Payment Date.

    You may increase or decrease the Planned Annual Premium amount (within limits) or payment frequency at any time by written notice to VPMO. We reserve the right to limit increases to such maximums as may be established from time to time. Additional premium payments may be made at any time. Each premium payment must at least equal $25 or, if made during a grace period, the payment must equal the amount needed to prevent lapse of the Policy.

    The Policy contains a total premium limit as shown on the Schedule Page. This limit is applied to the sum of all premiums paid under the Policy. If the total premium limit is exceeded, the Policyowner will receive the excess, with interest at an annual rate of not less than 4%, not later than 60 days after the end of the Policy Year in which the limit was exceeded. The Policy Value then will be adjusted to reflect the refund. The amount to be taken from each Subaccount or the GIA will be allocated in the same manner as provided for monthly deductions unless you request otherwise in writing. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we determine that additional premium would be permitted by federal laws or regulations.

    You may authorize your bank to draw $25 or more monthly from your personal checking account to be allocated among the available Subaccounts or the GIA. The amount you choose automatically will be invested in accordance with your most recent allocation schedule on file at VPO.

    Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option also is available to career agents of Phoenix (and their spouses and children).

ALLOCATION OF PREMIUM AND POLICY VALUE
    We will generally allocate the Issue Premium less applicable charges to the VUL Account or to the GIA upon receipt of a completed application, in accordance with the allocation instructions in the application for the Policy. However, Policies issued in certain states, and Policies issued which are intended to replace existing insurance, are issued with a Temporary Money Market Allocation Amendment. Under this Amendment, we temporarily allocate the entire Issue Premium paid less applicable charges (along with any other premiums paid during the Right to Cancel Period) to the Money Market Subaccount of the VUL Account, and, at the expiration of the Right to Cancel Period, the Policy Value of the Money Market Subaccount is allocated among the Subaccounts of the VUL Account or to the GIA in accordance with your allocation instructions in the application for insurance.

RIGHT TO CANCEL PERIOD
    You may return a Policy by mailing or delivering it to us within 10 days after you receive it (or longer in some states); within 10 days after we mail or deliver a written notice of withdrawal right to you; or within 45 days after you sign the application for insurance, whichever occurs latest (the "Right to Cancel Period"). The returned Policy is treated as if we never issued the Policy and, except for Policies issued without a Temporary Money Market Allocation Amendment, we will return the sum of the following as of the date we receive the returned Policy: (i) the then current Policy Value less any unpaid loans and loan interest; plus (ii) any monthly deductions, partial surrender fees and other charges made under the Policy, including investment advisory fees or any Fund expenses deducted. The amount returned for Policies issued with the Amendment will equal any premiums paid less any unrepaid loans and loan interest, and less any partial surrender amounts paid.

    We reserve the right to disapprove an application for processing within seven days of our receipt of the completed application for insurance, in which event we will return the premium paid. Even after approval of the application for processing, we reserve the right to decline issuance of the Policy, in which event we will refund to you the same amount as would have been refunded under the Policy had it been issued but returned for refund during the Right to Cancel Period.

TEMPORARY INSURANCE COVERAGE
    On the date the application for a Policy is signed and submitted with the Issue Premium, we issue a Temporary Insurance Receipt in connection with the application. Under the Temporary Insurance Receipt, the insurance protection applied for (subject to the limits of liability and in accordance with the terms set forth in the Policy and in the Receipt) takes effect on the date of the application.

TRANSFER OF POLICY VALUE
    SYSTEMATIC TRANSFER PROGRAM

    You may elect to transfer funds automatically among the Subaccounts or the unloaned portion of the GIA on a monthly, quarterly, semiannual or annual basis under the Systematic Transfer Program for Dollar Cost Averaging ("Systematic Transfer Program"). Under this Systematic Transfer Program, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $1,000 in the GIA or the Subaccount that funds will be transferred from ("Sending Subaccount") and if the value in that Subaccount or the GIA drops below the elected transfer amount, the entire remaining balance will be transferred and no more systematic transfers will be processed. Funds may be transferred from only one Sending

Subaccount or the GIA, but may be allocated to multiple Subaccounts ("Receiving Subaccounts"). Under the Systematic Transfer Program, you may make more than one transfer per Policy Year from the GIA, in approximately equal amounts over a minimum 18-month period.

    Only one Systematic Transfer Program can be active per Policy. After the completion of the Systematic Transfer Program, you can call VPO at 1-800-892-4885 to begin a new Systematic Transfer Program.

    All transfers under the Systematic Transfer Program will be executed on the basis of the respective values as of the first of the month following receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    NON-SYSTEMATIC TRANSFERS AND CHANGES IN PAYMENT
    ALLOCATIONS
    Transfers among available Subaccounts or the GIA and changes in premium payment allocations may be requested in writing or by calling 1-800-892-4885, between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Written requests for transfers will be executed on the date the request is received at VPMO. Telephone transfers will be effective on the date the request is made except as noted below. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes also will be accepted on behalf of you from your registered representative. Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), the national distributor for Phoenix, will employ reasonable procedures to confirm that telephone instructions are genuine. They will require verification of account information and will record telephone instructions on tape. All telephone transfers will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, Phoenix and PEPCO may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine. These telephone privileges may be modified or terminated at any time and during times of extreme market volatility, may be difficult to exercise. In such cases, the Policyowner should submit a written request.

    Although currently there is no charge for transfers, in the future, we may charge a fee of $10 for each transfer after the first two transfers in a Policy Year.

    We reserve the right to permit transfers of less than $500 only if the entire balance in the Subaccount or the GIA is transferred or if the Systematic Transfer Program has been elected.

    We also reserve the right to prohibit a transfer to any Subaccount of the VUL Account where the resultant value of the Policy's share in that Subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a Subaccount or the GIA be transferred if the share of the Policy in the value of that Subaccount would, immediately after the transfer, be less than $500.

    Unless we agree otherwise or the Systematic Transfer Program has been elected, you may make only one transfer per Policy Year from the unloaned portion of the GIA. The amount you may transfer cannot exceed the greater of $1,000 or 25% of the value of the Policy in the unloaned portion of the GIA at the time of the transfer. Also, the total Policy Value allocated to the unloaned portion of the GIA may be transferred out of the GIA to one or more of the Subaccounts over a consecutive four-year period according to the following schedule:

      Year One: 25%              Year Two: 33.3%

      Year Three: 50%            Year Four: 100%

    Non-systematic transfers from the unloaned portion of the GIA will be processed on the date of receipt by VPMO.

    Transfers into the GIA and among the Subaccounts of the VUL Account may be made at any time. We reserve the right to limit the number of Subaccounts you may elect to a total of 18 at any one time and/or over the life of the Policy unless required to be less to comply with changes in federal and/or state regulation, including tax, securities and insurance law. As of the date of this Prospectus, this limitation has no effect because fewer than 18 Subaccounts are offered.

    For policies issued with the Temporary Money Market Allocation Amendment, transfers may not be made until termination of the Right to Cancel Period.

DETERMINATION OF SUBACCOUNT VALUES
    The unit value of each Subaccount of the VUL Account was set by Phoenix on the first valuation date of each such Subaccount. The unit value of a Subaccount of the VUL Account on any other Valuation Date is determined by multiplying the unit value of that Subaccount on the just prior Valuation Date by the Net Investment Factor for that Subaccount for the then current Valuation Period. The unit value of each Subaccount of the VUL Account on a day other than a Valuation Date is the unit value on the next Valuation Date. Unit values are carried to six decimal places. The unit value of each Subaccount of the VUL Account on a Valuation Date is determined at the end of that day.

    The Net Investment Factor for each Subaccount of the VUL Account is determined by the investment performance of the assets held by the Subaccount during the Valuation Period. Each valuation will follow applicable law and accepted procedures. The Net Investment Factor is equal to item (D) below subtracted from the result of dividing the sum of items (A) and (B) by item (C).

    (A) The value of the assets in the Subaccount on the current Valuation Date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current Valuation Period.

    (B) The amount of any dividend (or, if applicable, any capital gain distribution) received by the Subaccount if the "ex-dividend" date for shares of the Fund occurs during the current Valuation Period.

    (C) The value of the assets in the Subaccount as of the just prior Valuation Date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value of all transactions during the Valuation Period ending on that date.

    (D) The sum of the following daily charges multiplied by the number of days in the current Valuation Period:

        1. the mortality and expense risk charge; and

        2. the charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

DEATH BENEFIT
    GENERAL
    The death benefit under Option A equals the Policy's Face Amount on the date of the last surviving Insured's death or, if greater, the minimum death benefit on their date of death. Under Option B, the death benefit equals the Policy's Face Amount on the date of the last surviving Insured's death plus the Policy Value. Under either Option, the minimum death benefit is the Policy Value on the date of death of the last surviving Insured increased by the applicable percentage from the table contained in the Policy, based on the Insured's attained age at the beginning of the Policy Year in which the death occurs. If no option is elected, Option A will apply.

    GUARANTEED DEATH BENEFIT OPTION


    A Guaranteed Death Benefit Rider is available. Under this Policy rider, if you pay the required premium each year as specified in the rider, the death benefit selected will be guaranteed for a certain specified number of years, regardless of the investment performance of the Policy, and will equal either the initial Face Amount or the Face Amount as later changed by decreases. In order to keep this guaranteed death benefit In Force, there may be limitations on the amount of partial surrenders or decreases in Face Amount permitted.

    After the first 10 Policy Years, there will be a monthly guaranteed minimum death benefit charge equal to $0.01 per $1,000 of Face Amount for policies issued with a Guaranteed Death Benefit Rider.


    PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON
    DEATH BENEFIT
    A partial surrender or a decrease in Face Amount generally decreases the death benefit. Upon a decrease in Face Amount or partial surrender, a partial surrender charge will be deducted from Policy Value based on the amount of the decrease or partial surrender. With a decrease in Face Amount, the death benefit under a Policy would be reduced on the next Monthly Calculation Day. With a partial surrender, the death benefit under a Policy would be reduced immediately. A decrease in the death benefit may have certain tax consequences. See "Federal Tax Considerations."

    REQUESTS FOR DECREASE IN FACE AMOUNT
    You may request a decrease in Face Amount at any time after the first Policy Year. Unless we agree otherwise, the decrease must at least equal $25,000 and the Face Amount remaining after the decrease must at least equal $250,000. All Face Amount decrease requests must be in writing and will be effective on the first Monthly Calculation Day following the date we approve the request. A partial surrender charge will be deducted from the Policy Value based on the amount of the decrease. The charge will equal the applicable surrender charge that would apply to a full surrender multiplied by a fraction (the decrease in Face Amount divided by the Face Amount of the Policy before the decrease).

SURRENDERS
    GENERAL
    At any time during the lifetime of the Insureds and while the Policy is In Force, you may partially or fully surrender the Policy by sending a written release and surrender in a form satisfactory to us to VPMO, along with the Policy if we so require. The amount available for surrender is the Cash Surrender Value at the end of the Valuation Period during which the surrender request is received at VPO.

    Upon partial or full surrender, we generally will pay the amount surrendered to you within seven days after Phoenix receives the written request for the surrender. Under certain circumstances, the surrender payment may be postponed. See "General Provisions--Postponement of Payments." For the federal tax effects of partial and full surrenders, see "Federal Tax Considerations."

    FULL SURRENDERS
    If the Policy is being fully surrendered, the Policy itself must be returned to us at VPMO, along with the written release and surrender of all claims in a form satisfactory to us. You may elect to have the amount paid in a lump sum or under a payment option. See "Surrender Charge" and "Payment Options."

    PARTIAL SURRENDERS
    You may obtain a partial surrender of the Policy by requesting that part of the Policy's Cash Surrender Value be paid. You may do this at any time during the lifetime of the Insureds while the Policy is In Force with a written request to VPMO. We reserve the right to require that the Policy be returned before payment is made. A partial surrender will be effective on the date the written request is received or, if required, the date the Policy is received. Surrender proceeds may be applied under any of the payment options described under "Payment of Proceeds--Payment Options."

    Phoenix reserves the right not to allow partial surrenders of less than $500. In addition, if the share of the Policy Value in any Subaccount or in the GIA that would be reduced as a result of a partial surrender would, immediately after the partial surrender, be less than $500, we reserve the right to require that as part of any partial surrender, the entire remaining balance in that Subaccount or the GIA be surrendered.

    Upon a partial surrender, the Policy Value will be reduced by the sum of the following:

   (i) The Partial Surrender Amount Paid. This amount comes from a reduction in the Policy's share in the value of each Subaccount or the GIA based on the allocation requested at the time of the partial surrender. If no allocation request is made, the assessment to each Subaccount will be made in the same manner as that provided for monthly deductions.

  (ii) The Partial Surrender Fee. This fee is the lesser of $25 or 2% of the partial surrender amount paid. The assessment to each Subaccount or the GIA will be made in the same manner as provided for the partial surrender amount paid.

 (iii) A Partial Surrender Charge. This charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the Policy Value). This amount is assessed against the Subaccount or the GIA in the same manner as provided for the partial surrender amount paid.

    The Cash Surrender Value will be reduced by the partial surrender amount paid plus the partial surrender fee. The Face Amount of the Policy also will be reduced by the same amount as the Policy Value is reduced as described above.

POLICY LOANS
    Generally, while the Policy is In Force, a loan may be obtained against the Policy up to the available loan value. The loan value on any day is 90% of the result of subtracting the then remaining surrender charge from the Policy Value. The available loan value is the loan value on the current day less any outstanding Debt.

    The amount of any loan will be added to the loaned portion of the GIA and subtracted from the Policy's share of the Subaccounts or the unloaned portion of the GIA, based on the allocation requested at the time of the loan. The total reduction will equal the amount added to the loaned portion of the GIA. Allocations generally must be expressed in terms of whole percentages. If no allocation request is made, the amount subtracted from the share of each Subaccount or the unloaned portion of the GIA will be determined in the same manner as provided for monthly deductions. Interest will be credited and the loaned portion of the GIA will increase at an effective annual rate of 2% (4% in New York only), compounded daily and payable in arrears. At the end of each Policy Year and at the time of any Debt repayment, interest credited to the loaned portion of the GIA will be transferred to the unloaned portion of the GIA.

    Debt may be repaid at any time during the lifetime of the Insureds while the Policy is In Force. Any Debt repayment received by us during a grace period will be reduced to cover any overdue monthly deductions and only the balance will be applied to reduce the Debt. Such balance, in excess of any outstanding accrued loan interest, will be applied to reduce the loaned portion of the GIA and will be transferred to the unloaned portion of the GIA to the extent that loaned amounts taken from the GIA have not been previously repaid. Otherwise, such balance will be allocated among the Subaccounts as you request upon repayment and, if no allocation request is made, according to the most recent premium allocation schedule on file.

    WHILE THERE IS OUTSTANDING DEBT ON THE POLICY, ANY PAYMENTS RECEIVED BY US FOR THE POLICY WILL BE APPLIED DIRECTLY TO REDUCE THE DEBT UNLESS SPECIFIED AS A PREMIUM PAYMENT BY YOU. Until the Debt is fully repaid, additional Debt repayments may be made at any time during the lifetime of the Insureds while the Policy is In Force.

    Failure to repay a policy loan or to pay loan interest will not terminate the Policy except as otherwise provided under the terms of the Policy concerning the grace period and lapse.

    The proceeds of Policy loans may be subject to federal income tax under certain circumstances. See "Federal Tax Considerations."

    In the future, Phoenix may not allow Policy loans of less than $500, unless such loan is used to pay a premium on another Phoenix policy.

    You will pay interest on the loan at an effective annual rate, compounded daily and payable in arrears. The loan interest rates in effect are as follows:

FOR POLICIES ISSUED IN ALL STATES EXCEPT NEW YORK
-------------------------------------------------
Policy Years 1-10:               4%
Policy Years 11-15:              3%
Policy Years 16 and thereafter:  2 1/2%

FOR POLICIES ISSUED IN NEW YORK ONLY
------------------------------------
Policy Years 1-10:               6%
Policy Years 11-15:              5%
Policy Years 16 and thereafter:  4 1/2%

    At the end of each Policy Year, any interest due on the Debt will be treated as a loan and will be offset by a transfer from your values to the value of the loaned portion of the GIA.

    A Policy loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of the Subaccounts or unloaned portion of the GIA will apply only to the amount remaining in the Subaccounts or the unloaned portion of the GIA. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Subaccounts or the unloaned portion of the GIA earn more than the annual interest rate for funds held in the loaned portion of the GIA, Policy Value does not increase as rapidly as it would have had no loan been made. If the Subaccounts or the GIA earn less than the annual interest rate for funds held in the loaned portion of the GIA, Policy Value is greater than it would have been had no loan been made. A Policy loan, whether or not repaid, also has an effect on the Policy's Death Benefit due to any resulting differences in Cash Surrender Value.

LAPSE

    Unlike conventional life insurance policies, the payment of the Issue Premium, no matter how large, or the payment of additional premiums will not necessarily continue the Policy In Force to its maturity date.


    If on any Monthly Calculation Day during the first three Policy Years the Policy Value, or the Cash Surrender Value thereafter, is insufficient to cover the monthly deduction, a grace period of 61 days will be allowed for the payment of an amount equal to three times the required monthly deduction.

    The Policy will continue In Force during any such grace period although, Subaccount transfers, loans, partial or full surrenders will not be permitted. Failure to pay the additional amount within the grace period will result in lapse of the Policy, but not before 30 days have elapsed since we mail written notice to you. If a premium payment for the additional amount is received by us during the grace period, any amount of premium over what is required to prevent lapse will be allocated among the Subaccounts of the VUL Account or to the GIA in accordance with the then current premium allocation schedule. In determining the amount of "excess" premium to be applied to the Subaccounts or the GIA, we will deduct the premium tax and the amount needed to cover any monthly deductions made during the grace period. If the last surviving Insured dies during the grace period, the death benefit will equal the amount of the death benefit immediately prior to the commencement of the grace period.

ADDITIONAL INSURANCE OPTIONS

    While the Policy is In Force you will have the option to purchase additional insurance on the same Insureds with the same guaranteed rates as the Policy without being assessed an issue expense charge. We will require evidence of insurability and charges will be adjusted for the Insured's new attained age and any change in risk classification.


ADDITIONAL RIDER BENEFITS
    A Policyowner may purchase additional benefits under a Policy. These benefits are cancellable by the Policyowner at any time. A charge may be deducted monthly from the Policy Value for each additional rider benefit chosen. More details will be included in the form of a rider to the Policy if any of these benefits is chosen. Additional riders may be available as described in the Policy.

INVESTMENTS OF THE VUL ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING MUTUAL FUNDS

    THE PHOENIX EDGE SERIES FUND
    Certain Subaccounts of the VUL Account invest in corresponding Series of The Phoenix Edge Series Fund. The Fund currently has the following Series available through the Policies:

    MONEY MARKET SERIES: The investment objective of the Money Market Series is to provide maximum current income consistent with capital preservation and liquidity.

    GROWTH SERIES: The investment objective of the Growth Series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration.

    MULTI-SECTOR FIXED INCOME ("MULTI-SECTOR") SERIES: The investment objective of the Multi-Sector Series is to seek long-term total return by investing in a diversified portfolio of high yield (high risk) and high quality fixed income securities. For a discussion of the risks associated with investing in high yield bonds, please see the accompanying Fund prospectus.

    STRATEGIC ALLOCATION ("ALLOCATION") SERIES, FORMERLY THE TOTAL RETURN
SERIES: The investment objective of the Allocation Series is to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk (total rate of return consists of capital appreciation, current income, including dividends and interest, possible premiums and short-term gains from purchasing and selling options and financial futures).

    INTERNATIONAL SERIES: The investment objective of the International Series is to seek a high total return consistent with reasonable risk. The International Series intends to invest primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. The International Series provides a means for investors to invest a portion of their assets outside the United States.

    BALANCED SERIES: The investment objective of the Balanced Series is to seek reasonable income, long-term capital growth and conservation of capital. The Balanced Series intends to invest based on combined considerations of risk, income, capital enhancement and protection of capital value.

    REAL ESTATE SECURITIES ("REAL ESTATE") SERIES: The investment objective of the Real Estate Series is to seek capital appreciation and income with approximately equal emphasis. It intends under normal circumstances to invest in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    STRATEGIC THEME ("THEME") SERIES: The investment objective of the Theme Series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad. The Theme Series intends to invest primarily in common stocks believed to have substantial potential for capital growth.

    ABERDEEN NEW ASIA ("ASIA") SERIES: The investment objective of the Asia Series is to seek long-term capital appreciation. The Asia Series will invest primarily in a diversified portfolio of equity securities of issuers organized and principally operating in Asia, excluding Japan.


    RESEARCH ENHANCED INDEX ("ENHANCED INDEX") SERIES: The investment objective of the Enhanced Index Series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). It is intended that this Series will invest in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.

    ENGEMANN NIFTY FIFTY ("NIFTY FIFTY") SERIES: The investment objective of the Nifty Fifty Series is to seek long-term capital appreciation by investing in approximately 50 different securities which offer the best potential for long term growth of capital. At least 75% of the Series' assets will be invested in common stocks of high quality growth companies. The remaining portion will be invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.

    SENECA MID-CAP GROWTH ("SENECA MID-CAP") SERIES: The investment objective of the Seneca Mid-Cap Series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.

    PHOENIX GROWTH AND INCOME ("GROWTH & INCOME") SERIES: The investment objective of the Growth & Income Series is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.

    PHOENIX VALUE EQUITY ("VALUE") SERIES: The primary investment objective of the Value Series is long-term capital appreciation, with a secondary investment objective of current income. The Series seeks to achieve its objective by investing in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

    SCHAFER MID-CAP VALUE ("SCHAFER MID-CAP") SERIES: The primary investment objective of the Schafer Mid-Cap Series is to seek long-term capital appreciation, with current income as the secondary investment objective. The Series will invest in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value.


WANGER ADVISORS TRUST
    Certain Subaccounts of the VUL Account invest in corresponding Series of the Wanger Advisors Trust. The available Series and their fundamental objectives are as follows:

    WANGER U.S. SMALL CAP ("U.S. SMALL CAP") SERIES: The investment objective of the U.S. Small Cap Series is to provide long-term growth. The U.S. Small Cap Series will invest primarily in securities of U.S. companies with total common stock market capitalization of less than $1 billion.

    WANGER INTERNATIONAL SMALL CAP ("INTERNATIONAL SMALL CAP") SERIES: The investment objective of the International Small Cap Series is to provide long-term growth. The International Small Cap Series will invest primarily in securities of non-U.S. companies with total common stock market capitalization of less than $1 billion.

    Each Series will be subject to the market fluctuations and risks inherent in the ownership of any security and there can be no assurance that any Series' stated investment objective will be realized.

    In addition to being sold to the VUL Account, shares of the Funds also are sold to the Phoenix Home Life Variable Accumulation Account, a separate account utilized by Phoenix to receive and invest premiums paid under certain variable annuity contracts issued by Phoenix. Shares of the Fund also may be sold to other separate accounts of Phoenix or its affiliates or of other insurance companies.

    It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund(s) simultaneously. Although neither Phoenix nor the Fund(s) currently foresees any such disadvantages either to variable life insurance Policyowners or to variable annuity Contract Owners, the Funds' Trustees intend to monitor events in order to identify any material conflicts between variable life insurance Policyowners and variable annuity Contract Owners and to determine what action, if any, should be taken in response thereto. Material conflicts could result from, for example, (1) changes in state insurance laws,
(2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the Fund(s) or (4) differences in voting instructions between those given by variable life insurance Policyowners and those given by variable annuity Contract Owners. Phoenix will, at its own expense, remedy such material conflict including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

INVESTMENT ADVISERS TO THE PHOENIX EDGE SERIES FUND

    The investment adviser to all Series except the Real Estate and Asia Series is Phoenix Investment Counsel, Inc. ("PIC") which is located at 56 Prospect Street, Hartford, Connecticut 06115. All of the outstanding stock of PIC is owned by PEPCO, a subsidiary of Phoenix Duff & Phelps Corporation ("PD&P"). Phoenix owns a controlling interest in PD&P. PEPCO also performs bookkeeping, pricing and administrative services for the Fund. PEPCO is registered as a broker-dealer in 50 states. The executive offices of Phoenix are located at One American Row, Hartford, Connecticut 06115, the executive offices of PD&P are located at 56 Prospect Street, Hartford, Connecticut 06115, and the principal offices of PEPCO are located at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. In addition to the Fund, PIC serves as investment adviser to the Phoenix Series Fund, Phoenix Strategic Allocation Fund, Inc., Phoenix Strategic Equity Series Fund (all Series other than Equity Opportunities Series), Phoenix Duff & Phelps Institutional Mutual Funds (all portfolios other than the Real Estate Equity Series Portfolio and Enhanced Reserves Portfolio) and Phoenix Multi-Portfolio Fund and as subadviser to Sun America Series Trust. PIC also serves as subadviser to the Asia Series. PIC was originally organized in 1932 as John P. Chase, Inc. As of December 31, 1996, PIC had approximately $18.2 billion in assets under management.

    J.P. Morgan Investment Management, Inc. ("J.P. Morgan"), a wholly-owned subsidiary of J.P. Morgan & Co., Incorporated, serves as subadviser to the Enhanced Index Series. J.P. Morgan's principal place of business is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan presently serves as an investment manager for corporate, public and union employee benefit funds, foundation, endowments, insurance companies, government agencies and the accounts of other institutional investors. J.P. Morgan was founded in 1984 and as of March 31, 1997 had approximately $184 billion in assets under management.

    Roger Engemann & Associates ("Engemann") serves as subadviser to the Nifty Fifty Series. Engemann is a wholly-owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly-owned subsidiary of PD&P. Engemann has been engaged in the investment management business since 1969, and provides investment counseling services to retirement plans, colleges, corporations, trusts and individuals. Engemann also serves as investment adviser to the Phoenix-Engemann Funds. As of December 31, 1996, Engemann had approximately $5.1 billion in assets under management.

    Seneca Capital Management, LLC ("Seneca") serves as subadviser to the Seneca Mid-Cap Series. PD&P owns a majority interest in Seneca; the balance is owned by certain of its employees, including Gail Seneca, one of the portfolio management team leaders, and the former limited partners of GMG/Seneca Capital Management, LLC. Seneca (including its predecessor, GMG/Seneca Capital Management LP) has been an investment adviser since 1989, managing equity and fixed-income securities portfolios primarily for institutions and individuals. As of December 31, 1996, Seneca had approximately $3.9 billion in assets under management.

    Schafer Capital Management, Inc. ("Schafer"), serves as subadviser to the Schafer Mid-Cap Series. Schafer's principal place of business is located at 101 Carnegie Center, Suite 107, Princeton, New Jersey. Schafer has been engaged in the investment management business since 1981, specializing in long-term investing in the equity markets. As of December 8, 1997, Schafer had approximately $1.7 billion in assets under management.

    The investment adviser to the Real Estate Series is Duff & Phelps Investment Management Co. ("DPIM"). DPIM is a subsidiary of PD&P and is located at 55 East Monroe Street, Suite 3600, Chicago, Illinois 60603. PD&P is a NYSE traded company that provides investment management and related services to institutional investors, corporations and individuals through operating subsidiaries. DPIM also serves as investment adviser to the Core Equity Fund of Phoenix Equity Series Fund, the Enhanced Reserves and Real Estate
Equity Securities Portfolios of Phoenix Duff & Phelps Institutional Mutual Funds, the Real Estate Securities Portfolio of Phoenix Multi-Portfolio Fund and three closed-end funds: Duff & Phelps Utilities Income Inc., Duff & Phelps Utilities Tax-Free Income Inc. and Duff & Phelps Utility and Corporate Bond Trust Inc. As of September 30, 1997, DPIM had approximately $12.9 billion in assets under management.

    The investment adviser to the Asia Series is Phoenix-Aberdeen International Advisors, LLC ("PAIA"). PAIA is located at One American Row, Hartford, Connecticut 06102. PAIA, a Delaware limited liability company formed in 1996 and jointly owned and managed by PM Holdings, Inc., is a direct subsidiary of Phoenix and Aberdeen Fund Managers, Inc., a wholly-owned subsidiary of Aberdeen Asset Management plc. Aberdeen Fund Managers, Inc. has its principal offices located at 1 Financial Plaza, Suite 2210, NationsBank Tower, Fort Lauderdale, Florida 33394. While many of the officers and directors of PAIA have extensive experience as investment professionals, due to its recent formation, PAIA has no prior operating history. Aberdeen Fund Managers also serves as subadviser to the Asia Series.


    Aberdeen Asset Management was founded in 1983 and through subsidiaries operating from offices in Aberdeen, Scotland; London, England; Singapore; and Fort Lauderdale, Florida, provides investment management services to unit and investment trusts, segregated pension funds and other institutional and private portfolios. As of February 28, 1997, Aberdeen Asset Management and its advisory subsidiaries, had approximately $4.8 billion in assets under management.

INVESTMENT ADVISER TO THE WANGER ADVISORS TRUST
    The investment adviser to the Wanger Advisors Trust is Wanger Asset Management, L.P. Wanger's principal place of business is located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606.

SERVICES OF THE ADVISERS
    The Advisers continuously furnish an investment program for each Series and manage the investment and reinvestment of the assets of each Series subject at all times to the authority and supervision of the Trustees. A more detailed discussion of the Advisers and the Investment Advisory Agreements is contained in the accompanying prospectus for the Funds.

REINVESTMENT AND REDEMPTION
    All dividend distributions of the Fund are automatically reinvested in shares of the Fund at their net asset value on the date of distribution; all capital gains distributions of the Fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems Fund shares at their net asset value to the extent necessary to make payments under the Policy.

SUBSTITUTION OF INVESTMENTS
    Phoenix reserves the right, subject to compliance with the law as currently applicable or subsequently changed, to make additions to, deletions from or substitutions for the investments held by the VUL Account. In the future, Phoenix may establish additional Subaccounts within the VUL Account, each of which will invest in shares of a designated portfolio of the Fund with a specified investment objective. These portfolios will be established if, and when, in the sole discretion of Phoenix, marketing needs and investment conditions warrant, and will be made available under existing Policies to the extent and on a basis to be determined by Phoenix.

    If shares of any of the portfolios of the Fund should no longer be available for investment, or if in the judgment of Phoenix's management further investment in shares of any of the portfolios should become inappropriate in view of the objectives of the Policy, then Phoenix may substitute shares of another mutual fund for shares already purchased, or to be purchased in the future, under the Policy. No substitution of mutual fund shares held by the VUL Account may take place without prior approval of the SEC and prior notice to the Policyowner. In the event of a substitution, the Policyowner will be given the option of transferring the Policy Value of the Subaccount in which the substitution is to occur to another Subaccount.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
    Charges are deducted in connection with the Policy to compensate Phoenix for: (1) incurring expenses in distributing the Policy; (2) issuing the Policy;
(3) premium and federal taxes incurred on premiums received; (4) providing the insurance benefits set forth in the Policy; and (5) assuming certain risks in connection with the Policy. The nature and amount of these charges are described more fully below.


    We may reduce or eliminate the following charges for Policies issued under group or sponsored arrangements: sales charge, issue expense charge, administrative charge and surrender charge. Generally, costs per Policy vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the Policies are purchased and other factors. The amount of reduction will be considered on a case-by-case basis and will reflect the reduced costs to Phoenix expected as a result of sales to a particular group or sponsored arrangement.


    1.   PREMIUM SALES CHARGE
    A charge is made to compensate Phoenix for the cost of selling the Policy. This cost includes registered representative's commissions, commission overrides, advertising, the printing of the Policy Prospectus and sales literature. The amount of the charge in any Policy Year cannot specifically be tied to sales expenses for that year. We expect to recover our total sales expenses over the period the Policy is In Force. To the extent that sales charges are insufficient to cover total sales expenses, these expenses may be recovered from other sources including gains from the charge for mortality and expense risks and other gains with respect to the Policies, or from our general assets.


    The sales charge is assessed according to the following schedule:

    Policy Year One:                20% of premiums paid up to the
                                    first target annual premium ("TAP");


                                    5% of premiums in excess of the
                                    TAP

    Policy Years Two-Ten:           5% of premium

    Policy Years Eleven and over:   0% of premium

    The TAP is established at issue and is the greater of: (a) the level premium required to mature the Policy, calculated at an interest rate of 6.5% assuming current mortality and expenses; and (b) $1,200.

    2.   MONTHLY DEDUCTION

    A charge is deducted monthly from the Policy Value under a Policy ("monthly deduction") to pay: the cost of insurance provided under the Policy, the cost of any rider benefits provided, the issue expense charge and an administrative charge. The monthly deduction is deducted on each Monthly Calculation Day. It is allocated among Subaccounts of the VUL Account and the unloaned portion of the GIA based on the allocation schedule for monthly deductions specified by the applicant in the application for a Policy or as later changed by the Policyowner. In the event that the Policy's share in the value of a Subaccount or the unloaned portion of the GIA is insufficient to permit the withdrawal of the full monthly deduction, the remainder will be taken on a proportionate basis from the Policy's share of each of the other Subaccounts and the unloaned portion of the GIA. The number of units deducted will be determined by dividing the portion of the monthly deduction allocated to each Subaccount or to the unloaned portion of the GIA by the unit value on the Monthly Calculation Day. Because portions of the monthly deduction, such as the cost of insurance, can vary from month to month, the monthly deduction itself may vary in amount from month to month.


    (A) ISSUE EXPENSE CHARGE. A cost-based issue charge is assessed on a pro rata basis in equal monthly installments of $50 over a 12-month period to compensate Phoenix for underwriting and start-up expenses in connection with issuing a Policy. The issue expense charge is $600.

    (B) ADMINISTRATIVE CHARGE. A charge also is assessed to cover our variable administrative costs such as the preparation of billings, statements and mailings to Policyholders. The administrative charge is only assessed in Policy Years one through ten and varies by the Face Amount of the Policy as follows:

         $20 per month for Policies with Face Amounts of less than or equal to $400,000;

         $0.05 per $1,000 for Policies with Face Amounts of
         $400,001 up to $1,600,000; and

         $80 per month for Policies with Face Amounts of greater than $1,600,000

    (C) COST OF INSURANCE. In order to calculate the cost of insurance charge, Phoenix multiplies the applicable cost of insurance rate by the difference between the death benefit selected (death benefit Option A if no selection is made) and the Policy Value. Generally, cost of insurance rates are based on the sex, Attained Age and risk class of the Insureds. However, in certain states and for policies issued in conjunction with certain qualified plans, cost of insurance rates are not based on sex. The actual monthly cost of insurance rates are based on our expectations of future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. These guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, with appropriate adjustment for the Insureds' risk classification. Any change in the cost of insurance rates will apply to all persons of the same sex, insurance age and risk class whose Policies have been In Force for the same length of time. The risk class of an Insured may affect the cost of insurance rate. Phoenix currently places Insureds into a standard risk class or a risk class involving a higher mortality risk, depending upon the health of the Insureds as determined by medical information that Phoenix requests. In an otherwise identical Policy, Insureds in the standard risk class will have a lower cost of insurance than those in the risk class with the higher mortality risk. The standard risk class also is divided into categories: smokers, nonsmokers and those who have never smoked. Non-smokers will generally incur a lower cost of insurance than similarly situated Insureds who smoke.

    3.   PREMIUM TAXES
    Various states and subdivisions impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. Currently, the taxes imposed by states on premiums range from 0.75% to 4% of premiums paid. Moreover, certain municipalities in Louisiana, Kentucky and South Carolina also impose taxes on premiums paid, in addition to the state taxes imposed. The premium tax charge represents an amount we consider necessary to pay all premium taxes imposed by such states and any subdivisions thereof, and we do not expect to derive a profit from this charge. Policies will be assessed a tax charge equal to 2.25% of the premiums paid. These charges are deducted from the Issue Premium, and from each subsequent premium payment.

    4.  FEDERAL TAX CHARGE
    A charge equal to 1.50% of each premium will be deducted from each premium payment to cover the estimated cost to Phoenix of the federal income tax treatment of deferred acquisition costs.

    5.  MORTALITY AND EXPENSE RISK CHARGE
    We will deduct a daily charge from the VUL Account at an annual rate of 0.80% of the average daily net assets of the VUL Account to compensate for certain risks assumed in connection with the Policy.

After the 15th Policy Year, a reduced annual rate of .25% will apply. This charge is not deducted from the GIA.

    The mortality risk assumed by Phoenix is that the Insureds may live for a shorter time than projected because of inaccuracies in that projecting process and, accordingly, that an aggregate amount of death benefits greater than that projected will be payable. The expense risk assumed is that expenses incurred in issuing the Policies may exceed the limits on administrative charges set in the Policies. If the expenses do not increase to an amount in excess of the limits, or if the mortality projecting process proves to be accurate, we may profit from this charge. We also assume risks with respect to other contingencies including the incidence of Policy loans, which may cause us to incur greater costs than anticipated when designing the Policies. To the extent we profit from this charge, we may use those profits for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

    6.  INVESTMENT MANAGEMENT CHARGE
    As compensation for investment management services to the Funds, the Advisers are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each Series.

   These Fund charges and other expenses are described more fully in the accompanying Fund prospectuses.

    7.   OTHER CHARGES
    SURRENDER CHARGE
    During the first 10 Policy Years, there is a difference between the amount of Policy Value and the amount of Cash Surrender Value of the Policy. This difference is the surrender charge, consisting of a contingent deferred sales charge designed to recover expenses for the distribution of Policies that are terminated by surrender before distribution expenses have been recouped. These are contingent charges because they are paid only if the Policy is surrendered (or the Face Amount is reduced or the Policy lapses) during this period. They are deferred charges because they are not deducted from premiums.


    During the first 10 Policy Years, the full surrender charge as described below will apply if you either surrender the Policy for its Cash Surrender Value or let the Policy lapse. The applicable surrender charge in any Policy Month is the full surrender charge minus any surrender charges that have been previously paid. There is no surrender charge after the 10th Policy Year. During the first 10 Policy Years, the maximum surrender charge that you can pay while you own the Policy is equal to the percentage amount shown in the Surrender Charge Table as defined below.


                             SURRENDER CHARGE TABLE
                             ----------------------

          SURRENDER            SURRENDER               SURRENDER
POLICY     CHARGE     POLICY     CHARGE      POLICY     CHARGE
 MONTH    % OF TAP     MONTH    % OF TAP     MONTH     % OF TAP
 -----    --------     -----    --------     -----     --------
 1-70       100%         87       66%         104        32%
  71         98%         88       64%         105        30%
  72         96%         89       62%         106        28%
  73         94%         90       60%         107        26%
  74         92%         91       58%         108        24%
  75         90%         92       56%         109        22%
  76         88%         93       54%         110        20%
  77         86%         94       52%         111        18%
  78         84%         95       50%         112        16%
  79         82%         96       48%         113        14%
  80         80%         97       46%         114        12%
  81         78%         98       44%         115        10%
  82         76%         99       42%         116         8%
  83         74%        100       40%         117         6%
  84         72%        101       38%         118         4%
  85         70%        102       36%         119         2%
  86         68%        103       34%         120         0%

    PARTIAL SURRENDER FEE
    A fee equal to the lesser of $25 or 2% of the amount withdrawn from the Policy is deducted from the Policy Value upon a partial surrender of the Policy to recover the actual costs of processing the partial surrender request. The assessment to each Subaccount or to the GIA will be made in the same manner as provided for the partial surrender amount paid. That is, that the Policy's share in the value of each Subaccount or the GIA will be reduced based on the allocation made at the time of the partial surrender. If no allocation request is made, the assessment to each Subaccount and to the GIA will be made in the same manner as provided for monthly deductions.

    PARTIAL SURRENDER CHARGE
    A charge as described below is deducted from the Policy Value upon a partial surrender of the Policy. The charge is equal to a pro rata portion of the applicable surrender charge that would apply to a full surrender, determined by multiplying the applicable surrender charge by a fraction (equal to the partial surrender amount payable divided by the result of subtracting the applicable surrender charge from the Policy Value). This amount is assessed against the Subaccounts or the GIA in the same manner as provided for with respect to the partial surrender amount paid.

    A partial surrender charge also is deducted from Policy Value upon a decrease in Face Amount. The charge is equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in Face Amount divided by the Face Amount of the Policy prior to the decrease).

    TAXES
    Currently no charge is made to the VUL Account for federal income taxes that may be attributable to the VUL Account. We may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the VUL Account also may be made.

GENERAL PROVISIONS
--------------------------------------------------------------------------------
POSTPONEMENT OF PAYMENTS
    GENERAL

    Payment of any amount upon complete or partial surrender, Policy loan or benefits payable at death (in excess of the initial Face Amount) or maturity may be postponed: (i) for up to six months from the date of the request, for any transactions dependent upon the value of the GIA; (ii) whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted as determined by the SEC; or (iii) whenever an emergency exists, as determined by the SEC as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the VUL Account's net assets. Transfers also may be postponed under these circumstances.


    PAYMENT BY CHECK
    Payments under the Policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared the Policyowner's bank.

THE CONTRACT
    The Policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the Policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the Policy.

SUICIDE
    If either of the Insureds commits suicide within two years after the Policy's Date of Issue, the Policy will cease and become void. We will pay you the Policy Value adjusted by the addition of any monthly deductions and other fees and charges, minus any Debt owed to us under the Policy.

INCONTESTABILITY
    We cannot contest this Policy or any attached rider after it has been In Force during the Insureds' lifetimes for two years from the Policy Date.

CHANGE OF OWNER OR BENEFICIARY
    The Beneficiary, as named in the Policy application or subsequently changed, will receive the Policy benefits at the death of the last surviving Insured. If the named Beneficiary dies before the death of the last surviving Insured, the contingent Beneficiary, if named, becomes the Beneficiary. If no Beneficiary survives the last surviving Insured, the death benefit payable under the Policy will be paid to you or your estate.

    As long as the Policy is In Force, the Policyowner and the Beneficiary may be changed by written request, satisfactory to us. A change in Beneficiary will take effect as of the date the notice is signed, whether or not the last surviving Insured is living when the notice is received by us. We will not, however, be liable for any payment made or action taken before receipt of the notice.

ASSIGNMENT
    The Policy may be assigned. We will not be bound by the assignment until a written copy has been received and will not be liable with respect to any payment made prior to receipt. We assume no responsibility for determining whether an assignment is valid.

MISSTATEMENT OF AGE OR SEX
    If the age or sex of either of the Insureds has been misstated, the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the correct age and sex of the Insureds.

SURPLUS
    You may share in divisible surplus of Phoenix to the extent determined annually by the Phoenix Board of Directors. However, it is not currently anticipated that the Board will authorize these payments since Policyowners will be participating directly in investment results.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER AND DEATH BENEFIT PROCEEDS
    Death benefit proceeds and the proceeds of full or partial surrenders will be processed at unit values next computed after we receive the request for surrender or due proof of death, provided such request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated; e.g., to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry. Under this Policy, the death proceeds will be paid upon the death of the last surviving Insured.


    You may elect a payment option for payment of the death proceeds to the Beneficiary. You may do this only before the second death. You may revoke or change a prior election, unless such right has been waived. The Beneficiary may make or change an election prior to payment of the death proceeds, unless you have made an election which does not permit such further election or changes by the Beneficiary.


    A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

    The minimum amount of surrender or death proceeds that may be applied under any income option is $1,000.

    If the Policy is assigned as collateral security, we will pay any amount due the assignee in one lump sum. Any remaining proceeds will remain under the option elected.

PAYMENT OPTIONS
    All or part of the surrender or death proceeds of a Policy may be applied under one or more of the following payment options or such other payment options or alternative versions of the options listed as we may choose to make available in the future.

    OPTION 1--LUMP SUM.
    Payment in one lump sum.

    OPTION 2--LEFT TO EARN INTEREST.
    A payment of interest during the payee's lifetime on the amount payable as a principal sum. Interest rates are guaranteed to be at least 3% per year.

    OPTION 3--PAYMENT FOR A SPECIFIC PERIOD.
    Equal income installments are paid for a specified period of years whether the payee lives or dies. The first payment will be on the date of settlement. The assumed interest rate on the unpaid balance is guaranteed not to be less than 3% per year.

    OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN.
    Equal installments are paid until the later of: (A) The death of the payee; (B) The end of the period certain. The first payment will be on the date of settlement. The period certain must be chosen at the time this option is elected. The periods certain that may be chosen are as follows: (A) Ten years;
(B) Twenty years; (C) Until the installments paid refund the amount applied under this option; and if the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option. If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, Phoenix will deem the longer period certain as having been elected. Any life annuity provided under Option 4 is calculated using an interest rate guaranteed to be no less than 3 3/8% per year, except that any life annuity providing a period certain of 20 years or more is calculated using an interest rate guaranteed to be no less than 3 1/4% per year.

    OPTION 5--LIFE ANNUITY.
    Equal installments are paid only during the lifetime of the payee. The first payment will be on the date of settlement. Any life annuity as may be provided under Option 5 is calculated using an interest rate guaranteed to be no less than 3 1/2% per year.

    OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT.
    Equal installments of a specified amount, out of the principal sum and interest on that sum, are paid until the principal sum remaining is less than the amount of the installment. When that happens, the principal sum remaining with accrued interest will be paid as a final payment. The first payment will be on the date of settlement. The payments will include interest on the principal sum remaining at a rate guaranteed to be at least equal 3% per year. This interest will be credited at the end of each year. If the amount of interest credited at the end of the year exceeds the income payments made in the last 12 months, that excess will be paid in one sum on the date credited.

    OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10 YEAR PERIOD
    CERTAIN.
    The first payment will be on the date of settlement. Equal income installments are paid until the latest of: (A) The end of the 10-year period certain; (B) The death of the Insured; (C) The death of the other named annuitant. The other annuitant must be named at the time this option is elected and cannot later be changed. The other annuitant must have an attained age of at least 40. Any joint survivorship annuity as may be provided under this option is calculated using an interest rate guaranteed to be no less than 3 3/8% per year.

    For additional information concerning the above payment options, see the Policy.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION

    The ultimate effect of federal income taxes on values under the VUL Account and on the economic benefit to you or your Beneficiary depends on Phoenix's tax status and upon the tax status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. For complete information on federal and state tax considerations, a qualified tax adviser should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other tax laws. Because the discussion herein is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the tax status of any Policy. No representation is made regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations by the Internal Revenue Service (the "IRS"). We reserve the right to make changes to the Policy in order to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.


PHOENIX'S TAX STATUS
    Phoenix is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, neither the VUL Account nor the GIA is a separate entity from Phoenix and their operations form a part of Phoenix.

    Investment income and realized capital gains on the assets of the VUL Account are reinvested and taken into account in determining the value of the VUL Account. Investment income of the VUL Account, including realized net capital gains, is not taxed to Phoenix. Due to Phoenix's tax status under current provisions of the Code, no charge currently will be made to the VUL Account for Phoenix's federal income taxes which may be attributable to the VUL Account. Phoenix reserves the right to make a deduction for taxes if the federal tax treatment of Phoenix is determined to be other than what Phoenix currently believes it to be, if changes are made affecting the tax treatment to Phoenix of variable life insurance contracts, or if changes occur in Phoenix's tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the VUL Account.

POLICY BENEFITS

    DEATH BENEFIT PROCEEDS. The Policy, whether or not it is a modified endowment contract (see the discussion on modified endowment contracts below), should be treated as meeting the definition of a life insurance contract for federal income tax purposes, under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the Beneficiary under Code Section 101(a)(1). Also, the Policyowner should not be deemed to be in constructive receipt of the cash value, including increments thereon. See, however, the sections below on possible taxation of amounts received under the Policy, via full surrender, partial surrender or loan.


    Code Section 7702 imposes certain conditions with respect to premiums received under a Policy. Phoenix intends to monitor the premiums to assure compliance with such conditions. However, in the event that the premium limitation is exceeded during the year, Phoenix may return the excess premium, with interest, to the Policyowner within 60 days after the end of the Policy Year, and maintain the qualification of the Policy as life insurance for federal income tax purposes.


    FULL SURRENDER. Upon full surrender of a Policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a Policy which is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.


    PARTIAL SURRENDER. If the Policy is a modified endowment contract, partial surrenders are fully taxable to the extent of income in the Policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the Policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a Policy is issued and there is a cash distribution associated with that reduction, the Policyowner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. Phoenix suggests you consult with your tax adviser in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the new rules affecting modified endowment contracts.

    LOANS. Phoenix believes that any loan received under a Policy will be treated as indebtedness of the Policyowner. If the Policy is a modified endowment contract, loans are fully taxable to the extent of income in the Policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the Policy is not a modified endowment contract, Phoenix believes that no part of any loan under a Policy will constitute income to the Policyowner.

    The deductibility by the Policyowner of loan interest under a Policy may be limited under Code Section 264, depending on the circumstances. Any Policyowner intending to fund premium payments through borrowing should consult a tax adviser with respect to the tax consequences thereof. Under the "personal" interest limitation provisions of the Code, interest on Policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax adviser for further guidance.

BUSINESS-OWNED POLICIES
    If the Policy is owned by a business or a corporation, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned Policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

    GENERAL. Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Policies are modified endowment contracts if they meet the definition of life insurance, but fail the 7-pay test. This test essentially provides that the cumulative premiums paid under the Policy at any time during the Policy's first seven years cannot exceed the sum of the net level premiums that would have been paid on or before that time had the Policy provided for paid-up future benefits after the payment of seven level annual premiums. In addition, a modified endowment contract includes any life insurance contract that is received in exchange for a modified endowment contract. Premiums paid during a Policy Year that are returned by Phoenix (with interest) within 60 days after the end of the Policy Year will not cause the Policy to fail the 7-pay test.


    REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS. If there is a reduction in benefits during the first seven Policy Years, the premiums are redetermined for purposes of the 7-pay test as if the Policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven Policy Years.

    DISTRIBUTIONS AFFECTED. If a Policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the death benefit reduction takes effect and all subsequent Policy Years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the Policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

    PENALTY TAX. Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions: (i) made on or after the taxpayer attains age 59 1/2; (ii) which are attributable to the taxpayer's disability (within the meaning of Code Section 72(m)(7)); or (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his Beneficiary.

    MATERIAL CHANGE RULES. Any determination of whether the Policy meets the 7-pay test will begin again any time the Policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, with the following two exceptions. First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven Policy Years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change. Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the Policy, this does not constitute a material change if (1) the cost-of-living determination period does not exceed the remaining premium payment period under the Policy, and (2) the cost-of-living increase is funded ratably over the remaining premium payment period of the Policy. A reduction in death benefits is not considered a material change unless accompanied by a reduction in premium payments.

    A material change may occur at any time during the life of the Policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the Policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

    SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS. All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same Policyowner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the Policyowner. The Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A qualified tax adviser should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
    The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a Policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to calculate permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the Policy, unless Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the Treasury regulations. Phoenix intends to comply with the limitations in calculating the premium it is permitted to receive from you.

QUALIFIED PLANS
    A Policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the Policy in conjunction with a qualified plan until you have consulted a competent pension consultant or tax adviser.

DIVERSIFICATION STANDARDS

    To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each Series of the Funds is required to diversify its investments. The Diversification Regulations generally require that on the last day of each quarter of a calendar year no more than 55% of the value of a Series' assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the VUL Account; therefore, each Series of the Fund will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.


    The general diversification requirements are modified if any of the assets of the VUL Account are direct obligations of the United States Treasury. In this case, there is no limit on the investment that may be made in Treasury securities, and for purposes of determining whether assets other than Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the VUL Account's investment in Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the Funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts which must comply with these standards.

    In connection with the issuance of the Diversification Regulations, the Treasury announced that such regulations do not provide guidance concerning the extent to which you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement will provide. It is possible that the Policy may need to be modified to comply with such future Treasury announcements. For these reasons, Phoenix reserves the right to modify the Policy, as necessary, to prevent you from being considered the owner of the assets of the VUL Account.

    Phoenix intends to comply with the Diversification Regulations to assure that the Policies continue to qualify as a life insurance contract for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
    Changing the Policyowner, or one or both of the Insureds or an exchange or assignment of the Policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the Policies relate to the same Insureds. If the surrendered Policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. Phoenix recommends that any person contemplating such actions seek the advice of a qualified tax consultant.

OTHER TAXES
    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policyowner or Beneficiary. We do not make any representations or guarantees regarding the tax consequences of any Policy with respect to these types of taxes.

VOTING RIGHTS
--------------------------------------------------------------------------------
THE FUNDS
    We will vote the Funds' shares held by the Subaccounts of the VUL Account at any regular and special meetings of shareholders of the Funds. To the extent required by law, such voting will be in accordance with instructions received from you. However, if the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Funds' shares at our own discretion, we may elect to do so.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.

    Funds shares held in a Subaccount for which no timely instructions are received, and Funds shares which are not otherwise attributable to Policyowners, will be voted by Phoenix in proportion to the voting instructions that are received with respect to all Policies participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast by Phoenix.

    You will receive proxy materials, reports and other materials relating to the Funds.

    We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of one or more of the portfolios of the Funds or to approve or disapprove an investment advisory contract for the Funds. In addition, Phoenix itself may disregard voting instructions in favor of changes initiated by a Policyowner in the investment policies or the Investment Adviser of the Funds if Phoenix reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we determine that the change would have an adverse effect on the General Account because the proposed investment policy for a Series may result in overly speculative or unsound investments. In the event Phoenix does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Policyowners.

PHOENIX
    You (or the payee entitled to payment under a payment option if a different person) will have the right to vote at annual meetings of all Phoenix policyholders for the election of members of the Board of Directors of Phoenix and on other corporate matters, if any, where a policyholder's vote is taken. At meetings of all of the Phoenix policyholders, you (or payee) may cast only one vote as the holder of a Policy, irrespective of Policy Value or the number of the Policies you hold.

THE DIRECTORS AND EXECUTIVE OFFICERS OF PHOENIX
--------------------------------------------------------------------------------
    Phoenix is managed by its Board of Directors, the members of which are elected by its Policyholders, including Owners of the Policies. See "Voting Rights."

    The following are the Directors and Executive Officers of Phoenix:

  DIRECTORS                  PRINCIPAL OCCUPATION
  Sal H. Alfiero             Chairman and Chief Executive
                             Officer, Mark IV Industries, Inc.
                             Amherst, New York

  J. Carter Bacot            Chairman and Chief Executive
                             Officer, The Bank of New York
                             New York, New York

  Carol H. Baldi             President, Carol H. Baldi, Inc.
                             New York, New York

  Peter C. Browning          President and Chief Operating
                             Officer, Sunoco Products Company
                             Hartsville, South Carolina; formerly
                             Chairman, President and Chief
                             Executive Officer, Aancor Holland,
                             Inc. and National Gypsum Company

  Arthur P. Byrne            Group Executive, Danaher
                             Corporation
                             West Hartford, Connecticut

  Richard N. Cooper          Chairman, National Intelligence
                             Council, Central Intelligence Agency
                             McLean, Virginia; formerly
                             Professor of International
                             Economics, Harvard University

  Gordon J. Davis, Esq.      Partner, LeBoeuf, Lamb, Greene &
                             MacRae; formerly Partner, Lord Day
                             & Lord, Barret Smith
                             New York, New York

  Robert W. Fiondella        Chairman of the Board, President
                             and Chief Executive Officer, Phoenix
                             Home Life Mutual Insurance
                             Company
                             Hartford, Connecticut

  Jerry J. Jasinowski        President, National Association of
                             Manufacturers
                             Washington, D.C.

  John W. Johnstone          Chairman, President and Chief
                             Executive Officer, Olin Corporation
                             Norwalk, Connecticut

  Marilyn E. LaMarche        Limited Managing Director, Lazard
                             Freres & Company
                             New York, New York

  Philip R. McLoughlin       Executive Vice President and Chief
                             Investment Officer, Phoenix Home
                             Life Mutual Insurance Company
                             Hartford, Connecticut

  Indra K. Nooyi             Senior Vice President, PepsiCo, Inc.,
                             Purchase, New York

  Charles J. Paydos          Executive Vice President, Phoenix
                             Home Life Mutual Insurance
                             Company
                             Hartford, Connecticut

  Herbert Roth, Jr.          Former Chairman, LFE Corporation
                             Clinton, Massachusetts

  Robert F. Vizza            President and Chief Executive
                             Officer, St. Francis Hospital
                             Roslyn, New York

  Robert G. Wilson           Chairman and President, Ziani
                             International Capital, Inc., Miami,
                             Florida, formerly Vice Chairman,
                             Carter Kaplan & Company,
                             Richmond, Virginia and Chairman
                             and Chief Executive Officer, Ecologic
                             Waste Services, Inc., Miami, Florida

  EXECUTIVE OFFICERS         PRINCIPAL OCCUPATION
  Robert W. Fiondella        Chairman of the Board, President
                             and Chief Executive Officer

  Richard H. Booth           Executive Vice President, Strategic
                             Development; formerly President,
                             Traveler's Insurance Company

  Philip R. McLoughlin       Executive Vice President and Chief
                             Investment Officer

  Charles J. Paydos          Executive Vice President

  David W. Searfoss          Executive Vice President and Chief
                             Financial Officer

  Dona D. Young              Executive Vice President, Individual
                             Insurance and General Counsel

  Kelly J. Carlson           Senior Vice President, Career
                             Organization

  Carl T. Chadburn           Senior Vice President

  Robert G. Chipkin          Senior Vice President and Corporate
                             Actuary

  Martin J. Gavin            Senior Vice President

  Randall C. Giangiulio      Senior Vice President, Group Sales

  Joan E. Herman             Senior Vice President

  Edward P. Hourihan         Senior Vice President, Information
                             Systems

  Joseph E. Kelleher         Senior Vice President

  Robert G. Lautensack, Jr.  Senior Vice President

  Scott C. Noble             Senior Vice President, Real Estate

  Robert E. Primmer          Senior Vice President,
                             Brokerage and PPGA Distribution

  Frederick W. Sawyer, III   Senior Vice President

  Richard C. Shaw            Senior Vice President, International
                             and Corporate Development

  Simon Y. Tan               Senior Vice President, Individual
                             Market Development

  Anthony J. Zeppetella      Senior Vice President

    The above positions reflect the last held position in the organization during the past five years.

SAFEKEEPING OF THE VUL ACCOUNT'S ASSETS
--------------------------------------------------------------------------------
    The assets of the VUL Account are held by Phoenix. The assets of the VUL Account are kept physically segregated and held separate and apart from the General Account of Phoenix. Phoenix maintains records of all purchases and redemptions of shares of the Fund.

SALES OF POLICIES
--------------------------------------------------------------------------------
    Policies may be purchased from registered representatives of W.S. Griffith & Co., Inc. ("W.S. Griffith"), a corporation formed under the laws of the state of New York on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. W.S. Griffith, an indirect subsidiary of Phoenix, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. PEPCO serves as national distributor of the Policies. PEPCO is an indirect subsidiary of PD&P. Phoenix owns a majority interest in PD&P. Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell Policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments received by Phoenix under these Policies. Total sales commission of a maximum of 50% of premiums will be paid by Phoenix to PEPCO. To the extent that the sales charge under the Policies is less than the sales commissions paid with respect to the Policies, Phoenix will pay the shortfall from its General Account assets, which will include any profits it may derive under the Policies.

    Phoenix through PEPCO will sponsor sales contests, training and educational meetings and provide to all qualifying dealers, from its own profits and resources, additional compensation in the form of trips, merchandise or expense reimbursement. Brokers and dealers other than PEPCO also may make customary additional charges for their services in effecting purchases, if they notify the Fund of their intention to do so.

STATE REGULATION
--------------------------------------------------------------------------------
    Phoenix is subject to the provisions of the New York insurance laws applicable to mutual life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. Phoenix also is subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which it may make, including investments for the VUL Account and the GIA. It does not include, however, any supervision over the investment policies of the VUL Account.

REPORTS
--------------------------------------------------------------------------------
    All Policyowners will be furnished with those reports required by the 1940 Act and regulations promulgated thereunder, or under any other applicable law or regulation.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
    The VUL Account is not engaged in any litigation. Phoenix is not involved in any litigation that would have a material adverse effect on the ability of Phoenix to meet its obligations under the Policies.

LEGAL MATTERS
--------------------------------------------------------------------------------
    The organization of Phoenix, its authority to issue variable life insurance Policies, and the validity of the Policy have been passed upon by Edwin L.
Kerr, Counsel, Phoenix. Legal matters relating to the federal securities and income tax laws have been passed upon for Phoenix by Jorden Burt Berenson & Johnson, LLP.


REGISTRATION STATEMENT
--------------------------------------------------------------------------------
    A Registration Statement has been filed with the SEC, under the Securities Act of 1933 ("1933 Act") as amended, with respect to the securities offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is made for further information concerning the VUL Account, Phoenix and the Policy. Statements contained in this Prospectus as to the content of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
    The consolidated financial statements of Phoenix contained herein should be considered only as bearing upon Phoenix's ability to meet its obligations under the Policy, and they should not be considered as bearing on the investment performance of the VUL Account. The financial statements of the VUL Account are not yet available.

PHOENIX HOME LIFE MUTUAL
INSURANCE COMPANY


CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1997 AND 1996




[to be filed by amendment]

PHOENIX HOME LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT


FINANCIAL STATEMENTS
DECEMBER 31, 1997






[to be filed by amendment]

APPENDIX A

THE GUARANTEED INTEREST ACCOUNT

    Contributions to the GIA under the Policy and transfers to the GIA become part of the Phoenix General Account (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interest in the General Account has not been registered under the 1933 Act nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is specifically subject to the provisions of the 1933 or 1940 Acts and the staff of the SEC has not reviewed the disclosures in this Prospectus concerning the GIA. Disclosures regarding the GIA and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    The General Account is made up of all of the general assets of Phoenix other than those allocated to any separate account. Premium payments will be allocated to the GIA and, therefore, the General Account, as elected by the Policyowner at the time of purchase or as subsequently changed. Phoenix will invest the assets of the General Account in assets chosen by it and allowed by applicable law. Investment income from General Account assets is allocated between Phoenix and the contracts participating in the General Account, in accordance with the terms of such contracts.

    Investment income from the General Account allocated to Phoenix includes compensation for mortality and expense risks borne by it in connection with General Account contracts.

    The amount of investment income allocated to the Policies will vary from year to year in the sole discretion of Phoenix. However, Phoenix guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated to the unloaned portion of the GIA. The loaned portion of the GIA will be credited interest at an effective annual rate of 2% (4% on Policies issued in New York). Phoenix may credit interest at a rate in excess of 4% per year; however, it is not obligated to credit any interest in excess of 4% per year.

    Bi-weekly, Phoenix will set the excess interest rate, if any, that will apply to amounts deposited to the GIA. That rate will remain in effect for such deposits for an initial guarantee period of one full year from the date of deposit. Upon expiration of the initial one-year guarantee period (and each subsequent one-year guarantee period thereafter), the rate to be applied to any deposits whose guaranteed period has just ended will be the same rate as is applied to new deposits allocated at that time to the GIA. This rate will likewise remain in effect for a guarantee period of one full year from the date the new rate is applied.

    Excess interest, if any, will be determined by Phoenix based on information as to expected investment yields. Some of the factors that Phoenix may consider in determining whether to credit interest to amounts allocated to the GIA and the amount thereof, are general economic trends, rates of return currently available and anticipated on investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE GIA IN EXCESS OF 4% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF PHOENIX AND WITHOUT REGARD TO ANY SPECIFIC FORMULA. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO GIA ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR ANY GIVEN YEAR.

    Phoenix is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in Phoenix's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various Policyholders and Contract Owners.

    Excess interest, if any, will be credited on the GIA Policy Value. Phoenix guarantees that, at any time, the GIA Policy Value will not be less than the amount of premium payments allocated to the GIA, plus interest at the rate of 4% per year, compounded annually, plus any additional interest which Phoenix may, in its discretion, credit to the GIA, less the sum of all annual administrative or surrender charges, any applicable premium taxes, and less any amounts surrendered or loaned. If the Policyowner surrenders the Policy, the amount available from the GIA will be reduced by any applicable surrender charge and annual administration charge. See "Deductions and Charges."

IN GENERAL, YOU CAN MAKE ONLY ONE TRANSFER PER YEAR FROM THE GIA. THE AMOUNT THAT CAN BE TRANSFERRED OUT IS LIMITED TO THE GREATER OF $1,000 OR 25% OF THE POLICY VALUE IN THE GIA AS OF THE DATE OF THE TRANSFER. IF YOU ELECT THE SYSTEMATIC TRANSFER PROGRAM, APPROXIMATELY EQUAL AMOUNTS MAY BE TRANSFERRED OUT OF THE GIA. ALSO, THE TOTAL POLICY VALUE ALLOCATED TO THE GIA MAY BE TRANSFERRED OUT OF THE GIA TO ONE OR MORE OF THE SUBACCOUNTS OF THE VUL ACCOUNT OVER A CONSECUTIVE FOUR-YEAR PERIOD ACCORDING TO THE FOLLOWING SCHEDULE:

                  YEAR ONE: 25%            YEAR TWO: 33.3%

                  YEAR THREE: 50%          YEAR FOUR: 100%

                                   APPENDIX B
        ILLUSTRATIONS OF DEATH BENEFITS, POLICY VALUES ("ACCOUNT VALUES")
                           AND CASH SURRENDER VALUES


    The tables on the following pages illustrate how a Policy's death benefits, account values and Cash Surrender Value could vary over time assuming constant hypothetical gross (after tax) annual investment returns of 0%, 6% and 12%. The Policy benefits will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the figures will be different if the returns averaged 0% to 12% over a period of years but went above or below those figures in individual Policy Years. The Policy benefits also will differ, depending on your premium allocations to each Subaccount of the VUL Account, if the overall actual rates of return averaged 0% to 12% but went above or below those figures for the individual Subaccounts. The tables are for standard risk males and females who have never smoked. In states where cost of insurance rates are not based on the Insured's sex, the tables designated "male" apply to all standard risk Insureds who have never smoked. Account values and Cash Surrender Values may be lower for smokers or former smokers or for risk classes involving higher mortality risk. Planned premium payments are assumed to be paid at the beginning of each Policy Year. The difference between the Policy Value and the Cash Surrender Value in the first 10 years is the surrender charge. Tables are included for death benefit Option 1 and Option 2. Tables also are included to reflect the blended cost of insurance charge applied under a Multiple Life Policy.


    The death benefit, account value and Cash Surrender Value amounts reflect the following current charges:


1.   Issue charge of $600.

2. Monthly administrative charge of $20 per month for Face Amounts of less than or equal to $400,000; $0.05 per thousand for Face Amounts of $400,001 up to $1,600,000; and $80 per month for Face Amounts over $1,600,000.

3.   Premium tax charge of 2.25%.

4.   A federal tax charge of 1.5%.

5. Cost of insurance charge. The tables illustrate cost of insurance at both the current rates and at the maximum rates guaranteed in the Policies. (See "Charges and Deductions--Cost of Insurance.")

6. Mortality and expense risk charge, which is a daily charge equivalent to .80% on an annual basis (.25% on an annual basis after the 15th Policy
     Year), against the VUL Account for mortality and expense risks. (See "Charges and Deductions--Mortality and Expense Risk Charge.")

    These illustrations also assume an average investment advisory fee of .72% on an annual basis, of the average daily net asset value of each of the Series of the Funds. These illustrations also assume other ongoing average Fund expenses of .21%. Management may decide to limit the amount of expense reimbursement in the future. If this reimbursement had not been in place for the fiscal year ended December 31, 1997, total operating expenses for the Growth, Multi-Sector, Allocation, Money Market, Balanced, Real Estate, Theme, Asia, International, U.S. Small Cap and International Small Cap Series would have been approximately ___%, ___%, ___%, ___%, [to be filed by amendment] ___%, ___%, ___%, ___%, ___%, ___% and ___%, respectively, of the average net assets of the Series. (See "Charges and Deductions--Investment Management Charge.")

    Taking into account the mortality and expense risk charge and the investment advisory fees and expenses, the gross annual investment return rates of 0%, 6% and 12% on the Funds' assets are equivalent to net annual investment return rates of approximately -1.72%, 4.23% and 10.19%, respectively (applicable for the first 15 Policy Years for Single Life Policies and -1.18%, 4.81% and 10.79%, respectively, after the 15th Policy Year for Single Life Policies). For individual illustrations, interest rates ranging between 0% and 12% may be selected in place of the 12% rate.


    The hypothetical returns shown in the tables are without any tax charges that may be attributable to the VUL Account in the future. If such tax charges are imposed in the future, then in order to produce after tax returns equal to those illustrated for 0%, 6% and 12%, a sufficiently higher amount in excess of the hypothetical interest rates would have to be earned. (See "Charges and Deduction--Other Charges--Taxes.")

    The second column of each table shows the amount that would accumulate if an amount equal to the premiums paid were invested to earn interest, after taxes, at 5% compounded annually. These tables show that if a Policy is returned in its very early years for payment of its Cash Surrender Value, that Cash Surrender Value may be low in comparison to the amount of the premiums accumulated with interest. Thus, the cost of owning a Policy for a relatively short time may be high.

    On request, we will furnish the Policyowner with a comparable illustration based on the age and sex of the proposed insured person(s), standard risk assumptions and the initial face amount and planned premium chosen.

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY        PAGE 1 OF 2

MALE 35 NEVERSMOKE                                         FACE AMOUNT: $250,000
FEMALE 35 NEVERSMOKE                              INITIAL ANNUAL PREMIUM: $1,200

                   ESTATE EDGE -- A FLEXIBLE PREMIUM VARIABLE
                    UNIVERSAL LIFE INSURANCE POLICY OPTION 1

                            ASSUMING CURRENT CHARGES

                                             CASH                            CASH                              CASH
          ASSUMED     PREMIUM     ACCOUNT  SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
          PREMIUM     ACCUM.       VALUE     VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR     PAYMENTS    @ 5.0%       @ 0%      @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,200      1,260         67          0    250,000         95          0    250,000        123          0    250,000
       2      1,200      2,583        904          0    250,000        994          0    250,000      1,088          0    250,000
       3      1,200      3,972      1,727        527    250,000      1,932        732    250,000      2,152        952    250,000
       4      1,200      5,431      2,535      1,335    250,000      2,909      1,709    250,000      3,324      2,124    250,000
       5      1,200      6,962      3,329      2,129    250,000      3,927      2,727    250,000      4,616      3,416    250,000

       6      1,200      8,570      4,110      2,958    250,000      4,989      3,837    250,000      6,039      4,887    250,000
       7      1,200     10,259      4,876      4,012    250,000      6,095      5,231    250,000      7,606      6,742    250,000
       8      1,200     12,032      5,629      5,053    250,000      7,247      6,671    250,000      9,332      8,756    250,000
       9      1,200     13,893      6,368      6,080    250,000      8,447      8,159    250,000     11,234     10,946    250,000
      10      1,200     15,848      7,094      7,094    250,000      9,698      9,698    250,000     13,329     13,329    250,000

      11      1,200     17,901      8,104      8,104    250,000     11,308     11,308    250,000     15,955     15,955    250,000
      12      1,200     20,056      9,095      9,095    250,000     12,986     12,986    250,000     18,849     18,849    250,000
      13      1,200     22,318     10,068     10,068    250,000     14,734     14,734    250,000     22,035     22,035    250,000
      14      1,200     24,694     11,023     11,023    250,000     16,554     16,554    250,000     25,545     25,545    250,000
      15      1,200     27,189     11,959     11,959    250,000     18,449     18,449    250,000     29,410     29,410    250,000

      16      1,200     29,808     12,948     12,948    250,000     20,536     20,536    250,000     33,853     33,853    250,000
      17      1,200     32,559     13,923     13,923    250,000     22,719     22,719    250,000     38,773     38,773    250,000
      18      1,200     35,447     14,882     14,882    250,000     25,005     25,005    250,000     44,221     44,221    250,000
      19      1,200     38,479     15,826     15,826    250,000     27,395     27,395    250,000     50,253     50,253    250,000
      20      1,200     41,663     16,753     16,753    250,000     29,896     29,896    250,000     56,932     56,932    250,000

    @ 65      1,200     83,713     24,730     24,730    250,000     61,839     61,839    250,000    178,997    178,997    250,000

Based on 0% interest rate and guaranteed charges, the policy will lapse in year 33.

Death benefit, account value, and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed premium payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% for fifteen years, then 0.25% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY        PAGE 2 OF 2

MALE 35 NEVERSMOKE                                         FACE AMOUNT: $250,000
FEMALE 35 NEVERSMOKE                              INITIAL ANNUAL PREMIUM: $1,200

                   ESTATE EDGE -- A FLEXIBLE PREMIUM VARIABLE
                    UNIVERSAL LIFE INSURANCE POLICY OPTION 1

                            ASSUMING CURRENT CHARGES

                                             CASH                            CASH                              CASH
          ASSUMED     PREMIUM     ACCOUNT  SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
          PREMIUM     ACCUM.       VALUE     VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR     PAYMENTS    @ 5.0%       @ 0%      @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,200      1,260         67          0    250,000         94          0    250,000        122          0    250,000
       2      1,200      2,583        902          0    250,000        992          0    250,000      1,086          0    250,000
       3      1,200      3,972      1,721        521    250,000      1,926        726    250,000      2,146        946    250,000
       4      1,200      5,431      2,524      1,324    250,000      2,898      1,698    250,000      3,312      2,112    250,000
       5      1,200      6,962      3,311      2,111    250,000      3,908      2,708    250,000      4,595      3,395    250,000

       6      1,200      8,570      4,082      2,930    250,000      4,959      3,807    250,000      6,005      4,853    250,000
       7      1,200     10,259      4,837      3,973    250,000      6,050      5,186    250,000      7,555      6,691    250,000
       8      1,200     12,032      5,574      4,998    250,000      7,184      6,608    250,000      9,260      8,684    250,000
       9      1,200     13,893      6,294      6,006    250,000      8,361      8,073    250,000     11,133     10,845    250,000
      10      1,200     15,848      6,997      6,997    250,000      9,582      9,582    250,000     13,192     13,192    250,000

      11      1,200     17,901      7,978      7,978    250,000     11,157     11,157    250,000     15,773     15,773    250,000
      12      1,200     20,056      8,935      8,935    250,000     12,791     12,791    250,000     18,610     18,610    250,000
      13      1,200     22,318      9,866      9,866    250,000     14,486     14,486    250,000     21,727     21,727    250,000
      14      1,200     24,694     10,772     10,772    250,000     16,243     16,243    250,000     25,153     25,153    250,000
      15      1,200     27,189     11,651     11,651    250,000     18,063     18,063    250,000     28,917     28,917    250,000

      16      1,200     29,808     12,570     12,570    250,000     20,057     20,057    250,000     33,234     33,234    250,000
      17      1,200     32,559     13,462     13,462    250,000     22,131     22,131    250,000     38,004     38,004    250,000
      18      1,200     35,447     14,324     14,324    250,000     24,286     24,286    250,000     43,271     43,271    250,000
      19      1,200     38,479     15,153     15,153    250,000     26,522     26,522    250,000     49,089     49,089    250,000
      20      1,200     41,663     15,944     15,944    250,000     28,839     28,839    250,000     55,512     55,512    250,000

    @ 65      1,200     83,713     20,364     20,364    250,000     56,047     56,047    250,000    171,434    171,434    250,000

Based on 0% interest rate and guaranteed charges, the policy will lapse in year 39.

Death benefit, account value, and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed premium payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% for fifteen years, then 0.25% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY        PAGE 1 OF 2

MALE 35 NEVERSMOKE                                         FACE AMOUNT: $250,000
FEMALE 35 NEVERSMOKE                              INITIAL ANNUAL PREMIUM: $1,200

                   ESTATE EDGE -- A FLEXIBLE PREMIUM VARIABLE
                    UNIVERSAL LIFE INSURANCE POLICY OPTION 2

                            ASSUMING CURRENT CHARGES

                                             CASH                            CASH                              CASH
          ASSUMED     PREMIUM     ACCOUNT  SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
          PREMIUM     ACCUM.       VALUE     VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR     PAYMENTS    @ 5.0%       @ 0%      @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,200      1,260         67          0    250,068         95          0    250,095        123          0    250,123
       2      1,200      2,583        904          0    250,905        994          0    250,995      1,088          0    251,089
       3      1,200      3,972      1,727        527    251,727      1,932        732    251,932      2,152        952    252,153
       4      1,200      5,431      2,535      1,335    252,535      2,909      1,709    252,909      3,324      2,124    253,325
       5      1,200      6,962      3,329      2,129    253,329      3,927      2,727    253,928      4,616      3,416    254,616

       6      1,200      8,570      4,109      2,957    254,110      4,988      3,836    254,989      6,038      4,886    256,039
       7      1,200     10,259      4,876      4,012    254,876      6,094      5,230    256,095      7,606      6,742    257,606
       8      1,200     12,032      5,629      5,053    255,629      7,246      6,670    257,247      9,332      8,756    259,332
       9      1,200     13,893      6,368      6,080    256,368      8,446      8,158    258,447     11,233     10,945    261,234
      10      1,200     15,848      7,094      7,094    257,094      9,697      9,697    259,697     13,328     13,328    263,328

      11      1,200     17,901      8,103      8,103    258,104     11,307     11,307    261,308     15,954     15,954    265,954
      12      1,200     20,056      9,094      9,094    259,095     12,985     12,985    262,985     18,846     18,846    268,847
      13      1,200     22,318     10,067     10,067    260,067     14,732     14,732    264,733     22,032     22,032    272,033
      14      1,200     24,694     11,021     11,021    261,022     16,552     16,552    266,552     25,541     25,541    275,541
      15      1,200     27,189     11,957     11,957    261,958     18,446     18,446    268,447     29,404     29,404    279,405

      16      1,200     29,808     12,946     12,946    262,946     20,531     20,531    270,532     33,845     33,845    283,846
      17      1,200     32,559     13,919     13,919    263,920     22,713     22,713    272,714     38,762     38,762    288,762
      18      1,200     35,447     14,878     14,878    264,878     24,996     24,996    274,997     44,205     44,205    294,206
      19      1,200     38,479     15,820     15,820    265,820     27,384     27,384    277,384     50,231     50,231    300,231
      20      1,200     41,663     16,745     16,745    266,745     29,880     29,880    279,880     56,900     56,900    306,901

    @ 65      1,200     83,713     24,623     24,623    274,624     61,550     61,550    311,551    178,120    178,120    428,120

Based on 0% interest rate and guaranteed charges, the policy will lapse in year 33.

Death benefit, account value, and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed premium payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% for fifteen years, then 0.25% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY        PAGE 2 OF 2

MALE 35 NEVERSMOKE                                         FACE AMOUNT: $250,000
FEMALE 35 NEVERSMOKE                              INITIAL ANNUAL PREMIUM: $1,200

                   ESTATE EDGE -- A FLEXIBLE PREMIUM VARIABLE
                    UNIVERSAL LIFE INSURANCE POLICY OPTION 2

                            ASSUMING CURRENT CHARGES

                                             CASH                            CASH                              CASH
          ASSUMED     PREMIUM     ACCOUNT  SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
          PREMIUM     ACCUM.       VALUE     VALUE     BENEFIT     VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
 YEAR     PAYMENTS    @ 5.0%       @ 0%      @ 0%       @ 0%       @ 6%       @ 6%       @ 6%       @ 12%      @ 12%      @ 12%
--------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
       1      1,200      1,260         67          0    250,067         94          0    250,094        122          0    250,122
       2      1,200      2,583        902          0    250,902        992          0    250,992      1,086          0    251,086
       3      1,200      3,972      1,721        521    251,722      1,926        726    251,926      2,146        946    252,146
       4      1,200      5,431      2,524      1,324    252,525      2,897      1,697    252,898      3,312      2,112    253,312
       5      1,200      6,962      3,311      2,111    253,312      3,908      2,708    253,908      4,594      3,394    254,595

       6      1,200      8,570      4,082      2,930    254,082      4,958      3,806    254,958      6,004      4,852    256,005
       7      1,200     10,259      4,836      3,972    254,836      6,049      5,185    256,049      7,554      6,690    257,554
       8      1,200     12,032      5,573      4,997    255,574      7,182      6,606    257,183      9,258      8,682    259,258
       9      1,200     13,893      6,292      6,004    256,293      8,358      8,070    258,359     11,129     10,841    261,130
      10      1,200     15,848      6,994      6,994    256,995      9,578      9,578    259,579     13,186     13,186    263,187

      11      1,200     17,901      7,974      7,974    257,975     11,152     11,152    261,152     15,765     15,765    265,765
      12      1,200     20,056      8,929      8,929    258,930     12,783     12,783    262,784     18,597     18,597    268,598
      13      1,200     22,318      9,859      9,859    259,859     14,475     14,475    264,475     21,709     21,709    271,709
      14      1,200     24,694     10,762     10,762    260,763     16,227     16,227    266,227     25,126     25,126    275,127
      15      1,200     27,189     11,638     11,638    261,638     18,041     18,041    268,041     28,879     28,879    278,879

      16      1,200     29,808     12,552     12,552    262,553     20,026     20,026    270,027     33,180     33,180    283,181
      17      1,200     32,559     13,439     13,439    263,439     22,089     22,089    272,090     37,927     37,927    287,928
      18      1,200     35,447     14,294     14,294    264,294     24,229     24,229    274,230     43,164     43,164    293,165
      19      1,200     38,479     15,113     15,113    265,114     26,446     26,446    276,446     48,939     48,939    298,940
      20      1,200     41,663     15,893     15,893    265,893     28,738     28,738    278,739     55,306     55,306    305,306

    @ 65      1,200     83,713     19,916     19,916    269,916     54,748     54,748    304,749    167,331    167,331    417,331

Based on 0% interest rate and guaranteed charges, the policy will lapse in year 38.

Death benefit, account value, and Cash Surrender Value are based on hypothetical gross interest rates shown, assume current and guaranteed charges and no policy loans or withdrawals, and are calculated at the end of the Policy Year. Assumed premium payments shown are assumed paid in full at the beginning of the Policy Year. Payment of premiums shown other than in full at the beginning of the Policy Year would reduce values and benefits below the hypothetical illustrated amounts shown. Values shown reflect an effective annual asset charge of 1.73% (includes mortality and expense risk charge of 0.8% for fifteen years, then 0.25% and average fund operating expenses of 0.93% applicable to the investment Subaccounts of the VUL Separate Account). Hypothetical gross interest rates are presented for illustrative purposes only to illustrate funds allocated entirely to the investment Subaccounts of the VUL Separate Account and do not in any way represent actual results or suggest that such results will be achieved in the future. Actual values will differ from those shown whenever actual investment results differ from hypothetical gross interest rates illustrated. A Guaranteed Interest Account providing interest at a minimum guaranteed rate of 4% also is available under this product through the General Account.

This illustration assumes a premium tax of 2.25%.

                           PART II. OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                              RULE 484 UNDERTAKING

    Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgement in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

    Article VI Section 6.1 of the By-Laws of Phoenix Home Life provides that:
"To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person ... is or was a Director or Officer of the Company; or ... serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and also is or was a Director or Officer of the Company ... The Company shall also indemnify any [such] person ... by reason of the fact that such person or such person's testator or intestate is or was an employee or agent of the Company ...."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                 REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A)
                   UNDER THE INVESTMENT COMPANY ACT OF 1940.

    Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Home Life Mutual Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Home Life Mutual Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Form S-6 Registration Statement comprises the following papers and documents:

    The facing sheet.

    The cross-reference sheet to Form N-8B-2.


    The Prospectus describing Phoenix Home Life Mutual Insurance Company Policy Form V602 and riders thereto, "Estate Edge," consisting of 31 pages.


    The undertaking to file reports.

    The Rule 484 undertaking.

    Representation Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940.

    The signature page.


    The powers of attorney are filed herewith.


    Written consents of the following persons:


         (a)  Edwin L. Kerr, Esq. [to be filed by amendment]

         (b)  Jorden Burt Berenson & Johnson LLP [to be filed by amendment]

         (c)  Price Waterhouse, LLP [to be filed by amendment]

         (d)  Paul M. Fischer, F.S.A. [to be filed by amendment]


The following exhibits:

1. The following exhibits correspond to those required by paragraph A to the instructions as to exhibits in Form N-8B-2:

    A. (1) Resolution of the Board of Directors of Depositor establishing the VUL Account is incorporated herein by reference to Registration Statement on Form S-6, Registration No. 33-23251, filed on July 21, 1988.

         (2)  Not Applicable.

         (3)  Distribution of Policies:

              (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated December 31, 1996, filed via Edgar with Registrant's Registration Statement on Form S-6 filed on March 12, 1997.

              (b) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies, filed via Edgar with Pre-Effective Amendment No. 1 on September 10, 1997.

              (c)  Not Applicable.

         (4)  Not Applicable.

         (5)  Specimen Policies with optional riders.

              Flexible Premium Variable Universal Life Insurance Policy Form Number V602 of Depositor, filed via Edgar with Pre-Effective Amendment No. 1 on September 10, 1997.

         (6) (a) Charter of Phoenix Home Life Mutual Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 12 to Form S-6, Registration No. 33-23251, filed on February 13, 1996.

              (b) By-Laws of Phoenix Home Life Mutual Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 12 to Form S-6, Registration No. 33-23251, filed on February 13, 1996.

         (7)  Not Applicable.

         (8)  Not Applicable.

         (9)  Not Applicable.

         (10) Form of application for Estate Edge, filed via Edgar with Pre-Effective Amendment No. 1 on September 10, 1997.

         (11) Memorandum describing transfer and redemption procedures and method of computing adjustments in payments and cash values upon conversion to fixed benefit policies, filed via Edgar with Registrant's Registration Statement on Form S-6 filed on March 12, 1997.

2. Opinion of Edwin L. Kerr, Esq., Counsel of Depositor as to the legality of the securities being registered, filed via Edgar with Pre-Effective Amendment No. 2 on September 15, 1997.



3. Not Applicable. No financial statement will be omitted from the Prospectus pursuant to Instruction 1(b) or (c) of Part I.

4.  Not Applicable.

5.  Not Applicable.

6.  Consent of Jorden Burt Berenson & Johnson, LLP.*

7.  Consent of Price Waterhouse, LLP.*


8.  Consent of Edwin L. Kerr, Esq.*

9.  Consent of M. Spencer Hamilton, F.S.A.*

--------------

 *  To be filed by amendment.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Phoenix Home Life Variable Universal Life Account has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 26th day of February, 1998.




                               PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                               -------------------------------------------------
                                                 (Registrant)



                               By: PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                                   ---------------------------------------------
                                                 (Depositor)

                               By:            /s/ Dona D. Young
                                   ---------------------------------------------

                                     *Dona D. Young, Executive Vice President,
                                     Individual Insurance and General Counsel


ATTEST:        /s/John H. Beers
        -------------------------------------
           John H. Beers, Assistant Secretary



    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the 26th day of February, 1998.




               SIGNATURE                        TITLE
               ---------                        -----
                                                Director
--------------------------------------
            *Sal H. Alfiero

                                                Director
--------------------------------------
           *J. Carter Bacot

                                                Director
--------------------------------------
            *Carol H. Baldi

                                                Director
--------------------------------------
          *Peter C. Browning


                                                Director
--------------------------------------
              *Arthur P. Byrne


                                                Director
--------------------------------------
           *Richard N. Cooper

                                                Director
--------------------------------------
           *Gordon J. Davis

                                                Chairman of the Board, President and Chief
--------------------------------------
         *Robert W. Fiondella                   Executive Officer (Principal Executive Officer)

                                                Director
--------------------------------------
         *Jerry J. Jasinowski


                                                Director
-------------------------------------
          *John W. Johnstone


                                                Director
--------------------------------------
         *Marilyn E. LaMarche


                                     S-1(c)

               SIGNATURE                        TITLE
               ---------                        -----

                                                Director
--------------------------------------
         *Philip R. McLoughlin


                                                Director
--------------------------------------
              *Indra Nooyi


                                                Director
--------------------------------------
           *Charles J. Paydos

                                                Director
--------------------------------------
          ^*Herbert Roth, Jr.

                                                Executive Vice President and Chief Financial
--------------------------------------
           *David W. Searfoss                   Officer (Principal Accounting and Financial
                                                Officer)

                                                Director
--------------------------------------
          *Robert F. Vizza

                                                Director
--------------------------------------
          *Robert G. Wilson


By:    /s/ Dona D. Young
    -----------------------------------------------------
    *Dona D. Young as Attorney-in-Fact pursuant to Powers
     of Attorney, filed herewith. (Refer to page II-2.)


                                     S-2(c)

                               POWERS OF ATTORNEY

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Peter C. Browning, Director                          October 19, 1997
---------------------
Peter C. Browning

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Robert F. Vizza, Director                            October 19, 1997
-------------------
Robert F. Vizza

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Robert G. Wilson, Director                           October 19, 1997
--------------------
Robert G. Wilson

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ John C. Bacot, Director                              October 20, 1997
-----------------
John C. Bacot

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Jerry J. Jasinowski, Director                        October 20, 1997
-----------------------
Jerry J. Jasinowski

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Arthur P. Byrne, Director                            October 20, 1997
-------------------
Arthur P. Byrne

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Sal H. Alfiero, Director                             October 21, 1997
------------------
Sal H. Alfiero

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Herbert Roth Jr., Director                           October 21, 1997
--------------------
Herbert Roth Jr.

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Indra K. Nooyi, Director                             October 21, 1997
------------------
Indra K. Nooyi

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Marilyn E. LaMarche, Director                        October 21, 1997
-----------------------
Marilyn E. LaMarche

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ John W. Johnstone, Director                          October 21, 1997
---------------------
John W. Johnstone

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Gordon J. Davis, Director                            October 21, 1997
-------------------
Gordon J. Davis

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Richard N. Cooper, Director                          October 21, 1997
---------------------
Richard N. Cooper

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Carol H. Baldi, Director                             October 21, 1997
------------------
Carol H. Baldi

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Philip R. McLoughlin, Director                       October 31, 1997
------------------------
Philip R. McLoughlin

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors and Officer of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John
H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Robert W. Fiondella, Chairman, President and Chief Executive Officer
-----------------------
Robert W. Fiondella                                      October 23, 1997

                                POWER OF ATTORNEY

         I, the undersigned Officer of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John H. Beers, Donald E. Bertrand, Edwin
L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ David W. Searfoss, Executive Vice President and Chief Financial Officer
---------------------
David W. Searfoss                                        October 21, 1997

                                POWER OF ATTORNEY

         I, the undersigned member of the Board of Directors and Officer of Phoenix Home Life Mutual Insurance Company, hereby constitute and appoint John
H. Beers, Donald E. Bertrand, Edwin L. Kerr and Dona D. Young or either of them as my true and lawful attorneys and agents with full power to sign for me in the capacity indicated below, any or all Registration Statements or amendments thereto filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940 relating to securities issued or sold by Phoenix Home Life Mutual Insurance Company or any of its separate accounts, and hereby ratify and confirm my signature as it may be signed by said attorneys and agents.

                  WITNESS my hand and seal on the date set forth below.



/s/ Charles J. Paydos, Director                          October 20, 1997
---------------------
Charles J. Paydos